UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
CONSUMER DISCRETIONARY — 7.1%
Comcast, Cl A	57,200	$4,314,024
Home Depot	44,300	6,094,794
VF	70,100	3,608,748

		14,017,566

CONSUMER STAPLES — 11.9%
Colgate-Palmolive	50,400	3,254,832
CVS Health	51,600	4,066,596
Dr. Pepper Snapple Group	47,000	4,286,400
General Mills	66,050	4,126,804
Hormel Foods	113,525	4,120,957
PepsiCo	35,500	3,684,190

		23,539,779

ENERGY — 8.9%
Chevron	42,200	4,698,970
EOG Resources	43,000	4,367,940
Exxon Mobil	33,200	2,785,148
Halliburton	68,915	3,898,522
RSP Permian*	46,675	1,986,488

		17,737,068

FINANCIAL SERVICES — 24.0%
Alliance Data Systems	17,190	3,925,852
Allstate	56,000	4,211,760
American International Group	59,100	3,797,766
Bank of America	314,075	7,110,658
BB&T	44,300	2,046,217
Chubb	30,900	4,063,041
Intercontinental Exchange	72,500	4,231,100
JPMorgan Chase	82,600	6,990,438
PayPal Holdings*	92,800	3,691,584
Wells Fargo	131,600	7,413,028

		47,481,444

HEALTH CARE — 11.2%
Abbott Laboratories	121,300	5,066,701
Aetna	31,125	3,691,736
Becton Dickinson	21,600	3,829,464
Cigna	28,075	4,105,127
Johnson & Johnson	48,500	5,492,625

		22,185,653

MATERIALS & PROCESSING — 2.3%
Sherwin-Williams	14,800	4,496,388

PRODUCER DURABLES — 12.2%
Boeing	23,745	3,880,408

COMMON STOCK — continued
	Shares	Value
PRODUCER DURABLES — continued
Booz Allen Hamilton Holding, Cl A	111,900	$3,784,458
FedEx	20,700	3,914,577
General Dynamics	23,650	4,282,542
Honeywell International	34,200	4,046,544
Union Pacific	39,300	4,188,594

		24,097,123

REAL ESTATE INVESTMENT TRUST — 4.1%
Public Storage	18,900	4,063,500
Simon Property Group	21,700	3,987,809

		8,051,309

TECHNOLOGY — 9.1%
Alphabet, Cl A*	2,340	1,919,245
Amdocs	66,050	3,877,795
Lam Research	18,840	2,163,962
Microsoft	31,335	2,025,808
Oracle	98,900	3,966,879
Texas Instruments	55,281	4,175,927

		18,129,616

UTILITIES — 7.2%
AT&T	146,050	6,157,468
Nextera Energy	33,700	4,169,364
WEC Energy Group	67,800	4,003,590

		14,330,422

Total Common Stock (Cost $148,925,526)		194,066,368

SHORT-TERM INVESTMENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (A) (Cost $5,224,278)	5,224,278	5,224,278

Total Investments — 100.6% (Cost $154,149,804) †		$199,290,646

Percentages are based upon Net Assets of $198,093,650.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $154,149,804, and the unrealized appreciation and depreciation were $47,109,402 and ($1,968,560), respectively.

Cl – Class

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2017 (Unaudited)

As of January 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-2100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 72.8%
	Shares	Value
CONSUMER DISCRETIONARY — 5.9%
Comcast, Cl A	12,975	$978,575
Home Depot	7,800	1,073,124
McDonald’s	6,225	762,998
Target	10,350	667,368

		3,482,065

CONSUMER STAPLES — 12.8%
Altria Group	8,825	628,163
Colgate-Palmolive	18,175	1,173,742
CVS Health	7,500	591,075
Dr. Pepper Snapple Group	6,625	604,200
General Mills	14,525	907,522
Hershey	5,750	606,453
Hormel Foods	25,430	923,109
McCormick	9,695	926,357
PepsiCo	11,950	1,240,171

		7,600,792

ENERGY — 4.8%
Chevron	10,100	1,124,635
EOG Resources	5,775	586,624
Exxon Mobil	6,575	551,577
Schlumberger	7,050	590,156

		2,852,992

FINANCIAL SERVICES — 10.6%
American International Group	18,250	1,172,745
Bank of America	54,000	1,222,560
BB&T	12,675	585,458
Chubb	4,550	598,279
US Bancorp	23,150	1,218,848
Wells Fargo	26,900	1,515,277

		6,313,167

HEALTH CARE — 7.4%
Abbott Laboratories	38,750	1,618,587
Becton Dickinson	3,675	651,541
Johnson & Johnson	5,251	594,676
Merck	14,950	926,750
Pfizer	18,250	579,073

		4,370,627

MATERIALS & PROCESSING — 1.7%
Sherwin-Williams	3,300	1,002,573

PRODUCER DURABLES — 11.4%
Caterpillar	7,900	755,714
FedEx	3,190	603,261
General Dynamics	5,175	937,089
Honeywell International	7,750	916,980
Illinois Tool Works	7,300	928,560
Raytheon	4,150	598,264

COMMON STOCK — continued
	Shares/ Face Amount	Value
PRODUCER DURABLES — continued
Union Pacific	12,860	$1,370,619
WW Grainger	2,525	637,739

		6,748,226

REAL ESTATE INVESTMENT TRUST — 1.0%
Simon Property Group	3,350	615,629

TECHNOLOGY — 12.1%
Amdocs	15,371	902,431
Amphenol, Cl A	8,825	595,599
Apple	10,625	1,289,344
Automatic Data Processing	11,600	1,171,484
Microsoft	23,950	1,548,368
Oracle	15,575	624,713
Texas Instruments	14,175	1,070,780

		7,202,719

UTILITIES — 5.1%
AT&T	28,125	1,185,750
CMS Energy	21,775	927,615
WEC Energy Group	15,425	910,846

		3,024,211

Total Common Stock (Cost $37,804,787)		43,213,001

CONVERTIBLE BONDS — 16.2%
CONSUMER STAPLES — 2.2%
Bunge 4.875%, 12/31/49	$12,900	1,290,000

ENERGY — 2.0%
Weatherford International 5.875%, 07/01/21	1,050,000	1,175,344

FINANCIAL SERVICES — 1.6%
Cowen Group 3.000%, 03/15/19	950,000	937,531

HEALTH CARE — 5.6%
Hologic 2.000%, 03/01/42	900,000	1,229,625
Medicines 2.500%, 01/15/22	850,000	1,064,625
Wright Medical Group 2.250%, 11/15/21 (A)	800,000	1,062,500

		3,356,750

TECHNOLOGY — 4.8%
Microchip Technology 1.625%, 02/15/25	1,050,000	1,422,094

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
JANUARY 31, 2017 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount/ Shares	Value
TECHNOLOGY — continued
Nice Systems 1.250%, 01/15/24 (A)	$895,000	$954,294
SunPower 4.000%, 01/15/23	650,000	472,062

		2,848,450

Total Convertible Bonds (Cost $9,518,449)		9,608,075

PREFERRED STOCK — 9.3%
CONSUMER DISCRETIONARY — 1.6%
Stericycle, 5.250%*	14,200	927,544

FINANCIAL SERVICES — 2.6%
Mandatory Exchangeable Trust, 5.750%* (A)	12,700	1,567,688

HEALTH CARE — 2.4%
Allergan, 5.500%*	1,000	791,490
Teva Pharmaceutical Industries, 7.000%*	1,000	616,600

		1,408,090

TECHNOLOGY — 1.4%
Belden, 6.750%*	8,000	856,480

UTILITIES — 1.3%
Frontier Communications, 17.021%*	10,300	753,033

Total Preferred Stock (Cost $5,453,836)		5,512,835

SHORT-TERM INVESTMENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (B) (Cost $932,424)	932,424	932,424

Total Investments — 99.9% (Cost $53,709,496) †		$59,266,335

Percentages are based upon Net Assets of $59,331,183.

*	Non-income producing security.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2017 was $3,584,482 and represents 6.04% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2017.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $53,709,496, and the unrealized appreciation and depreciation were $6,019,943 and ($463,104), respectively.

Cl – Class

The following is a summary of the inputs used as of January 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,213,001	$—	$—	$43,213,001
Convertible Bonds	—	9,608,075	—	9,608,075
Preferred Stock	5,512,835	—	—	5,512,835
Short-Term Investment	932,424	—	—	932,424

Total Investments in Securities	$49,658,260	$9,608,075	$—	$59,266,335

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value
CONSUMER DISCRETIONARY — 11.7%
AMC Networks, Cl A*	24,800	$1,422,280
Cable One	4,650	2,940,567
Cedar Fair LP (A)	22,000	1,375,660
Columbia Sportswear	21,880	1,189,615
Hanesbrands	52,600	1,247,146
Helen of Troy*	27,800	2,593,740
Mohawk Industries*	12,200	2,633,248
Newell Brands	53,014	2,509,153

		15,911,409

CONSUMER STAPLES — 6.3%
Dr. Pepper Snapple Group	13,900	1,267,680
Energizer Holdings	42,500	2,144,975
J&J Snack Foods	11,050	1,409,649
JM Smucker	17,300	2,350,205
McCormick	14,800	1,414,140

		8,586,649

ENERGY — 7.1%
Diamondback Energy*	27,100	2,850,107
Parsley Energy, Cl A*	76,400	2,690,808
PDC Energy*	17,900	1,323,526
RSP Permian*	65,600	2,791,936

		9,656,377

FINANCIAL SERVICES — 20.5%
Broadridge Financial Solutions	30,935	2,058,105
Chemical Financial	64,813	3,203,707
Equifax	15,600	1,829,568
First Republic Bank	32,895	3,102,985
Hartford Financial Services Group	42,315	2,061,164
Home BancShares	76,900	2,071,686
Markel*	2,235	2,067,375
Western Alliance Bancorp*	74,300	3,668,934
Wintrust Financial	37,970	2,718,652
XL Group	54,825	2,059,775
Zions Bancorporation	70,905	2,991,482

		27,833,433

HEALTH CARE — 10.3%
Cooper	7,525	1,389,190
CR Bard	11,550	2,741,162
Patterson	64,200	2,671,362
PerkinElmer	36,500	1,941,435
Premier, Cl A*	41,750	1,330,155
STERIS	17,900	1,267,857
Teleflex	16,100	2,700,453

		14,041,614

MATERIALS & PROCESSING — 7.8%
Albemarle	30,072	2,785,870

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — continued
Eagle Materials	27,175	$2,841,961
PolyOne	41,800	1,425,798
Sensient Technologies	25,633	1,967,333
WestRock	30,477	1,626,253

		10,647,215

PRODUCER DURABLES — 12.5%
Booz Allen Hamilton Holding, Cl A	94,200	3,185,844
Curtiss-Wright	25,850	2,534,851
FLIR Systems	74,564	2,634,346
Hubbell, Cl B	17,700	2,160,816
Huntington Ingalls Industries	14,000	2,715,440
Ingersoll-Rand	26,550	2,106,743
Woodward	22,658	1,577,903

		16,915,943

REAL ESTATE INVESTMENT TRUST — 7.5%
Alexandria Real Estate Equities	24,123	2,673,311
Brandywine Realty Trust	160,700	2,587,270
Highwoods Properties	36,800	1,891,888
Hudson Pacific Properties	39,600	1,402,236
PS Business Parks	14,575	1,632,983

		10,187,688

TECHNOLOGY — 5.3%
Amdocs	45,500	2,671,305
Avnet	61,500	2,856,060
KLA-Tencor	18,900	1,608,579

		7,135,944

UTILITIES — 9.8%
Alliant Energy	68,100	2,563,965
DTE Energy	34,700	3,422,808
j2 Global	32,025	2,684,015
NorthWestern	36,025	2,057,388
WEC Energy Group	42,900	2,533,245

		13,261,421

Total Common Stock (Cost $108,595,441)		134,177,693

SHORT-TERM INVESTMENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (B) (Cost $1,878,615)	1,878,615	1,878,615

Total Investments — 100.2% (Cost $110,474,056) †		$136,056,308

Percentages are based upon Net Assets of $135,761,536.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2017 (Unaudited)

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At January 31, 2017, these securities amounted $1,375,660 or 1.01% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $110,474,056, and the unrealized appreciation and depreciation were $26,654,121 and $(1,071,869), respectively.

Cl – Class

LP – Limited Partnership

As of January 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-1200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%
	Shares	Value
CONSUMER DISCRETIONARY — 9.9%
AMC Networks, Cl A*	77,300	$4,433,155
Cable One	13,680	8,650,958
Cedar Fair LP (A)	133,408	8,342,002
ClubCorp Holdings	251,500	4,149,750
Columbia Sportswear	79,569	4,326,167
Hanesbrands	158,900	3,767,519
Helen of Troy*	84,900	7,921,170

		41,590,721

CONSUMER STAPLES — 5.7%
Edgewell Personal Care*	52,086	4,106,460
Energizer Holdings	172,286	8,695,274
Flowers Foods	235,200	4,729,872
J&J Snack Foods	49,250	6,282,823

		23,814,429

ENERGY — 7.0%
Diamondback Energy*	82,742	8,701,976
Parsley Energy, Cl A*	234,100	8,245,002
PDC Energy*	56,100	4,148,034
RSP Permian*	198,872	8,463,992

		29,559,004

FINANCIAL SERVICES — 20.4%
Broadridge Financial Solutions	124,100	8,256,373
Cardtronics*	77,516	4,230,823
Chemical Financial	200,785	9,924,803
Equifax	47,510	5,571,973
Great Western Bancorp	220,135	9,410,771
Home BancShares	160,300	4,318,482
South State	46,700	4,174,980
Western Alliance Bancorp*	231,100	11,411,718
Wintrust Financial	148,658	10,643,913
XL Group	227,690	8,554,313
Zions Bancorporation	220,763	9,313,991

		85,812,140

HEALTH CARE — 9.3%
Cooper	23,460	4,330,951
Patterson	209,500	8,717,295
PerkinElmer	116,098	6,175,253
Premier, Cl A*	192,606	6,136,427
STERIS	59,200	4,193,136
Teleflex	56,487	9,474,564

		39,027,626

MATERIALS & PROCESSING — 10.2%
Albemarle	98,370	9,112,997
Eagle Materials	84,800	8,868,384
Interface, Cl A	345,367	6,285,679
KapStone Paper and Packaging	329,752	7,907,453
PolyOne	129,625	4,421,509

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — continued
Sensient Technologies	79,679	$6,115,363

		42,711,385

PRODUCER DURABLES — 14.0%
Booz Allen Hamilton Holding, Cl A	279,102	9,439,230
Curtiss-Wright	80,285	7,872,747
FLIR Systems	233,400	8,246,022
Herman Miller	128,153	3,998,374
Hubbell, Cl B	55,175	6,735,764
Huntington Ingalls Industries	45,124	8,752,251
OSI Systems*	90,700	6,772,569
Woodward	100,283	6,983,708

		58,800,665

REAL ESTATE INVESTMENT TRUST — 9.3%
Alexandria Real Estate Equities	73,450	8,139,729
Brandywine Realty Trust	497,890	8,016,029
Highwoods Properties	119,300	6,133,213
Hudson Pacific Properties	123,100	4,358,971
PS Business Parks	60,996	6,833,992
STAG Industrial	248,200	5,743,348

		39,225,282

TECHNOLOGY — 4.5%
Amdocs	172,928	10,152,603
Avnet	188,100	8,735,364

		18,887,967

UTILITIES — 8.3%
Alliant Energy	223,600	8,418,540
IDACORP	104,400	8,354,088
j2 Global	125,096	10,484,296
NorthWestern	136,700	7,806,937

		35,063,861

Total Common Stock (Cost $330,849,195)		414,493,080

SHORT-TERM INVESTMENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (B) (Cost $8,014,820)	8,014,820	8,014,820

Total Investments — 100.5% (Cost $338,864,015) †		$422,507,900

Percentages are based upon Net Assets of $420,378,833.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At January 31, 2017, these securities amounted $8,342,002 or 1.98% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2017.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2017 (Unaudited)

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $338,864,015, and the unrealized appreciation and depreciation were $86,448,559 and ($2,804,674), respectively.

Cl – Class

LP – Limited Partnership

As of January 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%
	Shares	Value
CONSUMER DISCRETIONARY — 12.4%
Carriage Services, Cl A	69,485	$1,803,136
ClubCorp Holdings	156,630	2,584,395
International Speedway, Cl A	105,930	3,882,334
Lithia Motors, Cl A	35,300	3,640,136
Marcus	116,355	3,449,926
Oxford Industries	64,915	3,571,623
Sonic	139,950	3,484,755

		22,416,305

CONSUMER STAPLES — 1.9%
J&J Snack Foods	26,217	3,344,503

ENERGY — 5.1%
Callon Petroleum*	240,880	3,680,646
Matrix Service*	75,265	1,685,936
Synergy Resources*	449,309	3,868,551

		9,235,133

FINANCIAL SERVICES — 22.5%
AMERISAFE	51,667	3,257,604
Berkshire Hills Bancorp	102,305	3,621,597
Chemical Financial	73,975	3,656,584
Columbia Banking System	88,375	3,513,790
Employers Holdings	92,088	3,356,608
Glacier Bancorp	102,200	3,631,166
Great Western Bancorp	84,150	3,597,413
Heritage Commerce	198,151	2,782,040
LegacyTexas Financial Group	87,285	3,606,616
Safety Insurance Group	24,904	1,785,617
ServisFirst Bancshares	53,700	2,150,148
South State	23,500	2,100,900
Wintrust Financial	50,028	3,582,005

		40,642,088

HEALTH CARE — 5.6%
CONMED	61,700	2,751,203
Integra LifeSciences Holdings*	45,634	1,904,307
Merit Medical Systems*	63,000	1,600,200
Omnicell*	108,945	3,911,125

		10,166,835

MATERIALS & PROCESSING — 12.6%
Apogee Enterprises	64,748	3,695,816
Comfort Systems USA	98,201	3,324,104
Continental Building Products*	167,338	3,890,608
Interface, Cl A	187,800	3,417,960
KapStone Paper and Packaging	126,400	3,031,072
Summit Materials, Cl A*	73,900	1,854,890

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — continued
Trex*	51,090	$3,460,326

		22,674,776

PRODUCER DURABLES — 14.5%
Alamo Group	22,552	1,705,608
Esterline Technologies*	40,512	3,469,853
Gorman-Rupp	58,278	1,891,704
Heartland Express	160,700	3,310,420
Herman Miller	111,700	3,485,040
Kaman	69,784	3,526,186
Kelly Services, Cl A	70,692	1,582,794
Knoll	67,850	1,771,563
Littelfuse	22,813	3,597,838
OSI Systems*	24,142	1,802,683

		26,143,689

REAL ESTATE INVESTMENT TRUST — 13.0%
CyrusOne	37,450	1,803,592
Easterly Government Properties	131,431	2,589,191
Potlatch	67,154	2,766,745
PS Business Parks	19,933	2,233,293
Ramco-Gershenson Properties Trust	226,725	3,686,548
STAG Industrial	147,628	3,416,112
Summit Hotel Properties	224,976	3,561,370
Terreno Realty	122,106	3,320,062

		23,376,913

TECHNOLOGY — 5.3%
Electronics For Imaging*	79,200	3,559,248
MKS Instruments	56,900	3,749,710
Novanta*	97,950	2,189,182

		9,498,140

UTILITIES — 5.0%
ALLETE	56,820	3,713,187
Connecticut Water Service	33,724	1,822,445
NorthWestern	62,618	3,576,114

		9,111,746

Total Common Stock (Cost $134,774,344)		176,610,128

SHORT-TERM INVESTMENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (A) (Cost $5,898,780)	5,898,780	5,898,780

Total Investments — 101.2% (Cost $140,673,124) †		$182,508,908

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2017 (Unaudited)

Percentages are based upon Net Assets of $180,307,179.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $140,673,124, and the unrealized appreciation and depreciation were $43,501,572 and ($1,665,788), respectively.

Cl – Class

As of January 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-2100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MLP AND STRATEGIC ENERGY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.3%
	Shares	Value
ENERGY — 79.7%
CONSOL Energy*	21,200	$359,128
Dominion Midstream Partners LP (A)	19,575	622,485
Enbridge	36,000	1,533,600
Enbridge Energy Management LLC*	23,839	449,127
Energy Transfer Partners LP (A)	24,455	932,958
EnLink Midstream LLC	32,450	563,007
Enterprise Products Partners LP (A)	21,640	613,061
EOG Resources	9,800	995,484
EQT	9,425	571,437
EQT Midstream Partners LP (A)	11,975	937,163
GasLog Partners LP (A)	33,000	755,700
Genesis Energy LP (A)	16,950	614,776
Halliburton	16,900	956,033
Kinder Morgan	50,400	1,125,936
Macquarie Infrastructure Co Trust	11,500	862,385
Magellan Midstream Partners LP (A)	7,700	616,231
Marathon Petroleum	12,350	593,418
MPLX LP (A)	16,221	613,965
Noble Midstream Partners LP (A)	14,189	616,086
Occidental Petroleum	9,350	633,650
ONEOK	12,600	694,386
Pioneer Natural Resources	4,400	793,012
Plains GP Holdings LP, Cl A	45,851	1,487,865
Royal Dutch Shell ADR, Cl B	5,475	314,648
SemGroup, Cl A	15,800	627,260
Spectra Energy	7,550	314,458
Summit Midstream Partners LP (A)	25,827	618,557
Sunoco Logistics Partners LP (A) .	36,575	933,394
Targa Resources	15,550	895,991
Tesoro	3,800	307,230
TransCanada	27,400	1,293,828
VTTI Energy Partners LP (A)	31,036	574,166
Western Gas Partners LP (A)	10,025	615,335
Williams	24,500	706,580

		25,142,340

UTILITIES — 9.6%
Dominion Resources	11,800	900,104
NextEra Energy Partners LP (A)	36,725	1,157,939
Sempra Energy	9,400	962,466

		3,020,509

Total Common Stock (Cost $27,369,662)		28,162,849

PREFERRED STOCK — 5.2%
	Shares	Value
ENERGY — 5.2%
Anadarko Petroleum, 7.500%*	22,900	$993,631
Kinder Morgan, 9.750%*	13,200	651,156

Total Preferred Stock (Cost $1,556,642)		1,644,787

SHORT-TERM INVESTMENT — 3.6%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (B) (Cost $1,139,114)	1,139,114	1,139,114

Total Investments — 98.1% (Cost $30,065,418) †		$30,946,750

Percentages are based upon Net Assets of $31,544,260.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At January 31, 2017, these securities amounted $10,221,816 or 32.4% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $30,065,418, and the unrealized appreciation and depreciation were $3,560,771 and ($2,679,439), respectively.

ADR – American Depositary Receipt

Cl – Class

LLC – Limited Liability Company

LP – Limited Partnership

As of January 31, 2017, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-016-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 51.5%
	Shares	Value
CONSUMER DISCRETIONARY — 6.2%
Comcast, Cl A	921,100	$69,469,362
Home Depot	405,600	55,802,448
Time Warner	312,800	30,294,680

		155,566,490

CONSUMER STAPLES — 4.4%
General Mills	799,523	49,954,197
PepsiCo	586,900	60,908,482

		110,862,679

ENERGY — 10.4%
Enterprise Products Partners LP (A)	1,845,182	52,274,006
EQT Midstream Partners LP (A) .	557,586	43,636,680
Magellan Midstream Partners LP (A)	446,634	35,744,119
Phillips 66 Partners LP	619,760	34,811,919
Shell Midstream Partners LP	1,057,686	34,343,064
Tesoro Logistics LP	496,125	28,715,715
Western Gas Partners LP	509,783	31,290,481

		260,815,984

FINANCIAL SERVICES — 8.2%
Bank of America	2,153,892	48,764,115
Chubb	236,148	31,051,101
Hartford Financial Services Group	597,492	29,103,835
US Bancorp	1,226,500	64,575,225
Wells Fargo	548,700	30,908,271

		204,402,547

HEALTH CARE — 4.2%
Abbott Laboratories	953,000	39,806,810
Becton Dickinson	187,200	33,188,688
Johnson & Johnson	274,100	31,041,825

		104,037,323

PRODUCER DURABLES — 9.2%
Boeing	223,335	36,497,406
Booz Allen Hamilton Holding, Cl A	538,808	18,222,487
General Dynamics	167,476	30,326,554
General Electric	953,400	28,315,980
Honeywell International	477,714	56,523,120
Raytheon	211,793	30,532,079
Union Pacific	292,800	31,206,624

		231,624,250

REAL ESTATE INVESTMENT TRUST — 4.0%
Alexandria Real Estate Equities	441,024	48,874,280
Boston Properties	394,868	51,688,221

		100,562,501

COMMON STOCK — continued
	Shares/ Face Amount	Value
TECHNOLOGY — 3.5%
Microsoft	559,000	$36,139,350
Oracle	1,260,800	50,570,688

		86,710,038

UTILITIES — 1.4%
Nextera Energy	288,100	35,643,732

Total Common Stock (Cost $1,006,052,663)		1,290,225,544

CORPORATE OBLIGATIONS — 12.4%
ENERGY — 1.8%
Chevron 1.344%, 11/09/17	$20,000,000	20,028,360
Occidental Petroleum 2.700%, 02/15/23	11,500,000	11,394,004
Total Capital International 2.700%, 01/25/23	13,750,000	13,702,989

		45,125,353

FINANCIAL SERVICES — 5.1%
Bank of New York Mellon 4.950%, 06/20/20 (B)	18,000,000	18,427,500
Citigroup 5.900%, 12/29/49 (B)	25,000,000	25,845,000
JPMorgan Chase 1.625%, 05/15/18	29,000,000	28,972,885
MetLife 5.250%, 12/29/49 (B)	18,000,000	18,405,000
1.903%, 12/15/17	25,000,000	25,095,775
Toyota Motor Credit MTN 1.750%, 05/22/17	12,000,000	12,027,720

		128,773,880

PRODUCER DURABLES — 0.6%
General Electric 5.000%, 12/29/49	21,603,000	22,359,105
United Technologies 1.800%, 06/01/17	14,000,000	14,031,794

		36,390,899

TECHNOLOGY — 3.2%
Apple 1.131%, 05/03/18 (B)	24,000,000	24,066,480
Intel 3.300%, 10/01/21	14,000,000	14,582,190
1.350%, 12/15/17	25,000,000	25,032,600
Oracle 3.625%, 07/15/23	15,000,000	15,674,145

		79,355,415

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value
UTILITIES — 0.8%
AT&T 1.400%, 12/01/17	$20,000,000	$19,970,200

Total Corporate Obligations (Cost $305,144,079)		309,615,747

PREFERRED STOCK — 11.9%
ENERGY — 0.8%
Kinder Morgan, Ser A, 9.750%* .	431,000	21,261,230

FINANCIAL SERVICES — 9.1%
Bank of America, Ser D, 6.204%	1,102,112	27,949,560
Bank of America, Ser 5, 4.000% (B)	1,100,506	25,002,396
BB&T, Ser D, 5.850%	1,089,173	27,501,618
JPMorgan Chase, Ser O, 5.500%	2,287,720	57,032,860
PNC Financial Services Group, Ser Q, 5.375%	793,996	19,516,422
US Bancorp, Ser B, 3.500% (B)	1,574,298	36,602,429
Wells Fargo, 5.850% (B)	1,331,420	34,576,977

		228,182,262

REAL ESTATE INVESTMENT TRUST — 1.1%
Public Storage, Ser S, 5.900%	1,056,385	26,620,902

UTILITIES — 0.9%
DTE Energy, 6.500%*	423,800	22,474,114

Total Preferred Stock (Cost $284,941,099)		298,538,508

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
FHLMC 2.375%, 01/13/22	29,000,000	29,476,209
1.750%, 05/30/19	31,500,000	31,764,537
1.000%, 12/15/17	25,000,000	25,036,800
0.875%, 03/07/18	36,000,000	35,975,088

		122,252,634

FNMA 1.125%, 04/27/17	26,000,000	26,036,738

Total U.S. Government Agency Obligations (Cost $147,825,197)		148,289,372

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bond 3.375%, 11/15/19	12,250,000	12,904,615

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/ Shares	Value
U.S. Treasury Note 0.625%, 05/31/17	$35,000,000	$35,002,730

Total U.S. Treasury Obligations (Cost $47,601,313)		47,907,345

CONVERTIBLE BOND — 1.1%
TECHNOLOGY — 1.1%
Microchip Technology 1.625%, 02/15/25	21,000,000	28,441,875

(Cost $20,988,158)		28,441,875

SHORT-TERM INVESTMENT — 15.0%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (C) (Cost $375,545,903)	375,545,917	375,545,903

Total Investments — 99.7% (Cost $2,188,098,412) †		$2,498,564,294

Percentages are based upon Net Assets of $2,505,575,916.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At January 31, 2017, these securities amounted $260,815,984 or 10.4% of Net Assets.

(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2017.

(C)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At, January 31, 2017 the tax basis cost of the Fund’s investments was $2,188,098,412, and the unrealized appreciation and depreciation were $321,649,966 and $($11,184,084), respectively.

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LP – Limited Partnership

MTN – Medium Term Note

Ser – Series

The following is a summary of the inputs used as of January 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,290,225,544	$—	$—	$1,290,225,544
Corporate Obligations	—	309,615,747	—	309,615,747
Preferred Stock	298,538,508	—	—	298,538,508
U.S. Government Agency Obligations	—	148,289,372	—	148,289,372
U.S. Treasury Obligations	—	47,907,345	—	47,907,345
Convertible Bond	—	28,441,875	—	28,441,875
Short-Term Investment	375,545,903	—	—	375,545,903

Total Investments in Securities	$1,964,309,955	$534,254,339	$—	$2,498,564,294

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2017 (Unaudited)

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 47.4%
	Shares	Value
BELGIUM — 2.3%
Anheuser-Busch InBev ADR	1,520	$158,475

GERMANY — 2.1%
SAP ADR	1,550	141,841

HONG KONG — 0.8%
AIA Group	8,900	55,403

JAPAN — 4.1%
Keyence	296	115,008
Nippon Telegraph & Telephone ADR	3,825	168,951

		283,959

NETHERLANDS — 1.0%
Royal Dutch Shell ADR, Cl A	1,200	65,268

SWITZERLAND — 1.6%
Novartis ADR	1,515	111,989

UNITED KINGDOM — 1.0%
GlaxoSmithKline ADR	825	32,430
Lloyds TSB Group PLC ADR	1,785	5,926
Vodafone Group ADR	1,075	26,768

		65,124

UNITED STATES — 34.5%
Abbott Laboratories	2,590	108,184
Alexandria Real Estate Equities	750	83,115
Becton Dickinson	490	86,872
Boeing	695	113,577
Boston Properties	1,150	150,535
Comcast, Cl A	2,640	199,109
Enterprise Products Partners LP (A)	4,900	138,816
General Dynamics	660	119,513
General Electric	2,275	67,568
Hartford Financial Services Group	1,800	87,678
Honeywell International	1,215	143,759
Johnson & Johnson	600	67,950
Microsoft	1,050	67,883
Occidental Petroleum	1,170	79,290
Phillips 66 Partners LP (A)	1,200	67,404
Raytheon	700	100,912
Shell Midstream Partners LP (A)	1,700	55,199
Spectra Energy	1,850	77,053
Tesoro Logistics LP (A)	675	39,069
Union Pacific	945	100,718
US Bancorp	3,725	196,122
Wells Fargo	2,980	167,863

COMMON STOCK — continued
	Shares/ Face Amount	Value
UNITED STATES — continued
Western Gas Partners LP (A)	725	$44,501

		2,362,690

Total Common Stock (Cost $3,008,609)		3,244,749

CORPORATE OBLIGATIONS — 21.0%
AUSTRIA — 2.2%
Oesterreichische Kontrollbank 1.125%, 05/29/18	$148,000	147,509

CANADA — 0.6%
Canadian National Railway 5.850%, 11/15/17	38,000	39,357

FRANCE — 1.8%
Sanofi 1.250%, 04/10/18	125,000	125,038

GERMANY — 2.2%
Kreditanstalt fuer Wiederaufbau 0.875%, 04/19/18	148,000	147,347

JAPAN — 1.2%
Nippon Telegraph & Telephone 1.400%, 07/18/17	80,000	80,008

NETHERLANDS — 0.9%
Heineken 1.400%, 10/01/17 (B)	63,000	62,991

SWITZERLAND — 0.7%
Tyco Electronics Group 6.550%, 10/01/17	47,000	48,640

UNITED KINGDOM — 6.4%
AstraZeneca 1.750%, 11/16/18	142,000	142,309
Diageo Capital 1.500%, 05/11/17	65,000	65,077
GlaxoSmithKline Capital 1.500%, 05/08/17	76,000	76,086
Lloyds Bank 1.750%, 05/14/18	65,000	64,925
Vodafone Group 5.625%, 02/27/17	97,000	97,298

		445,695

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value
UNITED STATES — 5.0%
Apple 1.131%, 05/03/18 (C)	$107,000	$107,296
Bank of New York Mellon 4.950%, 06/20/20 (C)	70,000	71,663
Becton Dickinson 1.800%, 12/15/17	99,000	99,254
Goldman Sachs Group MTN 2.537%, 11/29/23 (C)	62,000	63,785

		341,998

Total Corporate Obligations (Cost $1,437,066)		1,438,583

PREFERRED STOCK — 7.5%
NETHERLANDS — 1.9%
Aegon, 6.375%	1,275	32,309
ING Groep, 6.125%	665	16,805
ING Groep, 7.200%	510	13,168
ING Groep, 6.375%	2,583	65,711

		127,993

UNITED KINGDOM — 0.7%
Barclays Bank, Ser 5, 8.125%	490	12,642
HSBC Holdings, 8.125%	245	6,463
HSBC Holdings, Ser A, 6.200%	525	13,493
HSBC Holdings, Ser 2, 8.000%	505	13,160

		45,758

UNITED STATES — 4.9%
BB&T, Ser E, 5.625%	1,300	32,708
DTE Energy, 6.500%*	900	47,727
Kinder Morgan, 9.750%*	1,300	64,129
MetLife, Ser A, 4.000% (C)	1,338	32,206
US Bancorp, Ser B, 3.500% (C)	2,844	66,123
Wells Fargo, 5.850% (C)	3,700	96,088

		338,981

Total Preferred Stock (Cost $510,699)		512,732

EXCHANGE TRADED FUNDS — 4.2%
CANADA — 0.5%
iShares S&P/TSX Capped REIT Index ETF	2,860	35,012

JAPAN — 0.9%
Next Funds REIT Index ETF	3,500	61,035

NETHERLANDS — 1.0%
iShares European Property Yield UCITS ETF	1,800	70,234

EXCHANGE TRADED FUNDS — continued
	Shares/ Face Amount	Value
UNITED STATES — 1.8%
iShares International Developed ETF	4,525	$121,270

Total Exchange Traded Funds (Cost $316,118)		287,551

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
FHLMC 2.375%, 01/13/22	$65,000	66,067
1.750%, 05/30/19	130,000	131,092

Total U.S. Government Agency Obligations (Cost $197,376)		197,159

CONVERTIBLE BOND — 1.1%
UNITED STATES — 1.1%
Microchip Technology 1.625%, 02/15/25	57,000	77,199

(Cost $58,894)		77,199

SOVEREIGN DEBT — 1.0%
CANADA — 1.0%
Canada Government International Bond 1.125%, 03/19/18	70,000	69,995

(Cost $70,179)		69,995

SHORT-TERM INVESTMENT — 15.3%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (D) (Cost $1,044,106)	1,044,106	1,044,106

Total Investments — 100.4% (Cost $6,643,047) †		$6,872,074

Percentages are based upon Net Assets of $6,841,506.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At January 31, 2017, these securities amounted $344,989 or 5.0% of Net Assets.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2017 was $62,991 and represents 0.92% of Net Assets.

(C)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2017.

(D)	The rate reported is the 7-day effective yield as of January 31, 2017.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JANUARY 31, 2017 (Unaudited)

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $6,643,047, and the unrealized appreciation and depreciation were $335,173 and $(106,146), respectively.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

FHLMC – Federal Home Loan Mortgage Corporation

LP – Limited Partnership

MTN – Medium Term Note

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard and Poor’s

Ser – Series

TSX – Toronto Stock Exchange

UCITS – Undertakings for the Collective Investment of Transferable Securities

The following is a summary of the inputs used as of January 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,244,749	$—	$—	$3,244,749
Corporate Obligations	—	1,438,583	—	1,438,583
Preferred Stock	512,732	—	—	512,732
Exchange Traded Funds	287,551	—	—	287,551
U.S. Government Agency
Obligations	—	197,159	—	197,159
Convertible Bond	—	77,199	—	77,199
Sovereign Debt	—	69,995	—	69,995
Short-Term Investment	1,044,106	—	—	1,044,106

Total Investments in Securities	$5,089,138	$1,782,936	$—	$6,872,074

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-018-0400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%
	Shares	Value
ARGENTINA — 0.9%
Tenaris	8,216	$143,415

AUSTRIA — 1.2%
Voestalpine	4,837	204,686

BELGIUM — 1.5%
Anheuser-Busch InBev	2,353	244,228

CHINA — 5.3%
China Resources Gas Group	86,113	270,851
CNOOC	136,973	170,555
CT Environmental Group	897,826	195,426
Lenovo Group	370,235	241,930

		878,762

EGYPT — 1.4%
Commercial International Bank Egypt	57,025	230,026

FRANCE — 5.9%
BNP Paribas	4,123	263,398
Capital Gemini	3,262	265,404
Schneider Electric	3,668	262,207
Total	3,813	192,060

		983,069

GERMANY — 3.3%
Henkel & KGaA	2,112	222,155
SAP	3,540	323,409

		545,564

HONG KONG — 3.3%
AIA Group	43,967	271,151
Samsonite International	88,658	278,270

		549,421

JAPAN — 5.9%
Astellas Pharma	15,843	212,367
Japan Tobacco	7,358	237,208
Keyence	770	299,175
Nippon Telegraph & Telephone	5,393	237,816

		986,566

JERSEY — 1.1%
Randgold Resources ADR	2,131	181,007

MEXICO — 1.6%
Genomma Lab Internacional, Cl B*	257,028	267,708

NETHERLANDS — 1.9%
ING Groep	12,680	181,368

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Unilever	3,177	$128,249

		309,617

PHILIPPINES — 1.4%
Ayala Land	330,709	236,244

SOUTH KOREA — 2.6%
Hanon Systems	27,395	214,285
Samsung Electronics	133	225,806

		440,091

SWITZERLAND — 3.6%
Roche Holding	1,553	365,670
UBS Group	14,810	239,014

		604,684

TAIWAN — 3.4%
Largan Precision	2,189	313,738
Taiwan Semiconductor Manufacturing	42,798	253,886

		567,624

THAILAND — 1.5%
Thai Union Group PLC NVDR	429,168	253,527

UNITED KINGDOM — 4.7%
BGEO Group	6,769	252,057
Informa PLC	17,246	141,455
Petrofac	14,848	171,285
St. James’s Place	15,516	209,050

		773,847

UNITED STATES — 44.5%
AGCO	2,763	173,516
AT&T	3,515	148,192
Bristol-Myers Squibb	4,739	232,969
Capital One Financial	3,440	300,622
Caterpillar	1,148	109,818
Chubb	2,725	358,310
Dun & Bradstreet	3,567	437,385
Exxon Mobil	1,671	140,180
Generac Holdings*	5,449	219,377
Honeywell International	4,368	516,822
Jones Lang LaSalle	2,053	211,521
JPMorgan Chase	6,481	548,487
Kraft Heinz	3,836	342,516
Lannett*	11,093	223,524
MetLife	6,048	329,072
Microsoft	5,375	347,494
Mondelez International, Cl A	4,538	200,943
Moody’s	5,274	546,756
Omnicom Group	4,819	412,747
Raytheon	3,443	496,343
Sabre	9,784	239,708

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Stanley Black & Decker	2,853	$353,772
T. Rowe Price Group	2,631	177,435
Texas Instruments	4,241	320,365

		7,387,874

Total Common Stock (Cost $13,133,115)		15,787,960

SHORT-TERM INVESTMENT — 4.9%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (A) (Cost $810,919)	810,919	810,919

Total Investments — 99.9% (Cost $13,944,034) †		$16,598,879

Percentages are based upon Net Assets $16,611,404.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $13,944,034, and the unrealized appreciation and depreciation were $3,330,065 and $(675,220), respectively.

ADR – American Depositary Receipt

Cl – Class

NVDR – Non-Voting Depositary Receipt

PLC – Public Limited Company

The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$143,415	$—	$—	$143,415
Austria	204,686	—	—	204,686
Belgium	244,228	—	—	244,228
China	—	878,762	—	878,762
Egypt	230,026	—	—	230,026
France	983,069	—	—	983,069
Germany	545,564	—	—	545,564
Hong Kong	—	549,421	—	549,421
Japan	986,566	—	—	986,566
Jersey	181,007	—	—	181,007
Mexico	267,708	—	—	267,708
Netherlands	309,617	—	—	309,617
Philippines	236,244	—	—	236,244
South Korea	440,091	—	—	440,091
Switzerland	604,684	—	—	604,684
Taiwan	—	567,624	—	567,624
Thailand	253,527	—	—	253,527
United Kingdom	773,847	—	—	773,847
United States	7,387,874	—	—	7,387,874

Total Common Stock	13,792,153	1,995,807	—	15,787,960

Short-Term Investment	810,919	—	—	810,919

Total Investments in Securities	$14,603,072	$1,995,807	$—	$16,598,879

‡	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of scheduled market holidays on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2017, there were transfers of $1,995,807 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the year. For the year ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-015-0900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
ARGENTINA — 0.9%
Tenaris	2,282	$39,834

AUSTRALIA — 0.4%
Rio Tinto	406	20,531

AUSTRIA — 1.1%
Voestalpine	1,232	52,134

BELGIUM — 1.4%
Anheuser-Busch InBev	614	63,730

BRAZIL — 1.5%
BB Seguridade Participacoes	8,054	71,336

CANADA — 1.5%
Intact Financial	962	70,240

CHINA — 2.4%
CNOOC	33,284	41,444
Lenovo Group	109,685	71,674

		113,118

FRANCE — 6.3%
BNP Paribas	940	60,052
Eutelsat Communications	3,472	59,125
Schneider Electric	872	62,335
Total	1,214	61,149
Unibail-Rodamco REIT	200	45,976

		288,637

GERMANY — 2.9%
Hannover Rueckversicherung	410	44,990
SAP	952	86,973

		131,963

HONG KONG — 6.6%
AIA Group	11,150	68,764
ASM Pacific Technology	6,899	83,899
Samsonite International	23,687	74,346
SmarTone Telecommunications Holdings	28,556	39,334
VTech Holdings	2,978	36,979

		303,322

INDONESIA — 1.2%
Perusahaan Gas Negara Persero	249,823	53,884

JAPAN — 4.1%
Astellas Pharma	3,811	51,085
Japan Tobacco	2,152	69,376

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nippon Telegraph & Telephone	1,538	$67,821

		188,282

NETHERLANDS — 5.5%
Akzo Nobel	965	65,410
ING Groep	4,555	65,152
Koninklijke Philips	2,454	71,883
Unilever	1,232	49,734

		252,179

PHILIPPINES — 1.5%
Ayala Land	93,948	67,113

SOUTH AFRICA — 1.4%
MTN Group	6,952	64,732

SOUTH KOREA — 2.7%
Hanon Systems	7,667	59,972
Samsung Electronics	37	62,818

		122,790

SWITZERLAND — 3.5%
Roche Holding	372	87,591
UBS Group	4,515	72,866

		160,457

TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing	11,883	70,492

THAILAND — 1.7%
Thai Union Group NVDR	129,398	76,441

TURKEY — 0.8%
Tupras Turkiye Petrol Rafinerileri	1,689	36,684

UNITED KINGDOM — 8.1%
BGEO Group	1,897	70,639
British American Tobacco	755	46,535
Close Brothers Group	909	16,581
Informa PLC	4,975	40,806
Petrofac	4,122	47,551
Segro REIT	8,969	52,071
St. James’s Place	4,361	58,757
Vodafone Group	17,237	42,143

		375,083

UNITED STATES — 39.0%
AT&T	1,336	56,326
Bristol-Myers Squibb	1,747	85,883
Capital One Financial	1,079	94,294
Chubb	1,294	170,148
Dun & Bradstreet	715	87,673

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Honeywell International	1,371	$162,217
JPMorgan Chase	1,848	156,396
Kinder Morgan	2,202	49,193
Kraft Heinz	1,104	98,576
MetLife	1,854	100,876
Microsoft	1,709	110,487
Mondelez International, Cl A	1,844	81,652
National Retail Properties REIT	1,140	49,704
Raytheon	1,062	153,098
Sabre	2,735	67,007
Stanley Black & Decker	800	99,200
T. Rowe Price Group	800	53,952
Texas Instruments	1,192	90,044
Verizon Communications	682	33,425

		1,800,151

Total Common Stock (Cost $3,707,339)		4,423,133

SHORT-TERM INVESTMENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (A) (Cost $122,153)	122,153	122,153

Total Investments — 98.6% (Cost $3,829,492) †		$4,545,286

Percentages are based upon Net Assets of $4,609,997.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $3,829,492, and the unrealized appreciation and depreciation were $955,529 and $(239,735), respectively.

(A)	The rate reported is the 7-day effective yield as of January 31, 2017.

Cl – Class

NVDR – Non-Voting Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$39,834	$—	$—	$39,834
Australia	20,531	—	—	20,531
Austria	52,134	—	—	52,134
Belgium	63,730	—	—	63,730
Brazil	71,336	—	—	71,336
Canada	70,240	—	—	70,240
China	—	113,118	—	113,118
France	288,637	—	—	288,637
Germany	131,963	—	—	131,963
Hong Kong	—	303,322	—	303,322
Indonesia	53,884	—	—	53,884
Japan	188,282	—	—	188,282
Netherlands	252,179	—	—	252,179
Philippines	67,113	—	—	67,113
South Africa	64,732	—	—	64,732
South Korea	122,790	—	—	122,790
Switzerland	160,457	—	—	160,457
Taiwan	—	70,492	—	70,492
Thailand	76,441	—	—	76,441
Turkey	36,684	—	—	36,684
United Kingdom	375,083	—	—	375,083
United States	1,800,151	—	—	1,800,151

Total Common Stock	3,936,201	486,932	—	4,423,133

Short-Term Investment	122,153	—	—	122,153

Total Investments in Securities	$4,058,354	$486,932	$—	$4,545,286

‡	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of scheduled market holidays on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2017, there were transfers of $486,932 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the year. For the year ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-014-0900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.2%
	Shares	Value
ARGENTINA — 1.0%
Tenaris ADR	71,053	$2,489,697

BRAZIL — 4.0%
Ambev	322,814	1,762,052
BB Seguridade Participacoes	328,289	2,907,729
Cielo	348,581	2,930,377
Grendene	327,931	1,926,312

		9,526,470

CHILE — 2.8%
Enel Americas	20,516,903	3,672,370
Enel Chile	30,231,165	2,910,433

		6,582,803

CHINA — 3.9%
CNOOC	1,939,271	2,414,729
Lenovo Group	5,069,845	3,312,895
NetEase ADR	13,966	3,545,967

		9,273,591

EGYPT — 1.5%
Commercial International Bank Egypt	867,911	3,500,956

HONG KONG — 13.6%
AIA Group	637,465	3,931,341
Anhui Conch Cement	1,368,712	4,402,328
ASM Pacific Technology	390,247	4,745,794
BOC Hong Kong Holdings	981,249	3,908,941
China Overseas Land & Investment	1,000,566	2,931,487
China Resources Gas Group	1,214,570	3,820,182
CT Environmental Group	13,989,772	3,045,092
Samsonite International	1,190,215	3,735,716
VTech Holdings	149,399	1,855,180

		32,376,061

INDONESIA — 6.1%
Bank Mandiri Persero	4,691,084	3,829,456
Media Nusantara Citra	26,961,896	3,422,611
Perusahaan Gas Negara Persero	17,296,244	3,730,626
Telekomunikasi Indonesia Persero	11,978,596	3,471,797

		14,454,490

MALAYSIA — 1.5%
British American Tobacco Malaysia	338,541	3,541,707

MEXICO — 7.0%
Alsea	116,050	335,904

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Fomento Economico Mexicano ADR	46,229	$3,477,808
Genomma Lab Internacional, Cl B*	3,133,216	3,263,407
Grupo Aeroportuario del Centro Norte, Cl B	798,487	3,406,306
Kimberly-Clark de Mexico, Cl A	2,044,809	3,680,038
Wal-Mart de Mexico	1,471,488	2,603,779

		16,767,242

PERU — 1.8%
Credicorp	26,696	4,369,601

PHILIPPINES — 1.3%
Ayala Land	4,279,288	3,056,941

SOUTH AFRICA — 5.2%
AVI	540,701	3,676,366
Bidvest Group	99,007	1,165,013
Impala Platinum Holdings*	602,281	2,388,564
MTN Group	373,391	3,476,762
Sanlam	338,399	1,632,100

		12,338,805

SOUTH KOREA — 8.3%
BNK Financial Group	434,049	3,185,989
Coway	47,292	3,560,838
Hankook Tire	82,283	4,007,588
Hanon Systems	344,898	2,697,808
Korea Kolmar	52,910	3,155,205
Samsung Electronics	1,871	3,176,562

		19,783,990

TAIWAN — 8.5%
Catcher Technology	484,335	3,975,219
Giant Manufacturing	436,278	2,859,952
Largan Precision	33,685	4,827,899
Taiwan Semiconductor Manufacturing	695,416	4,125,335
Tripod Technology	1,851,964	4,521,165

		20,309,570

THAILAND — 5.7%
Central Pattana	1,851,563	2,971,125
Kasikornbank NVDR	582,599	3,118,998
Siam Cement	126,201	1,806,455
Siam Cement NVDR	115,799	1,664,138
Thai Union Group NVDR	6,668,464	3,939,337

		13,500,053

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — 5.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	3,006,762	$2,446,433
Enka Insaat ve Sanayi	2,574,097	3,915,910
Ford Otomotiv Sanayi	198,906	1,840,849
TAV Havalimanlari Holding	750,817	3,090,306
Tupras Turkiye Petrol Rafinerileri	104,267	2,264,601

		13,558,099

UNITED KINGDOM — 3.3%
BGEO Group	111,015	4,133,857
Randgold Resources	45,442	3,861,578

		7,995,435

Total Common Stock (Cost $182,606,144)		193,425,511

EQUITY LINKED NOTES — 8.7%
INDIA — 8.7%
JPMorgan (convertible to Axis Bank) 11/25/2019*	402,135	2,760,657
JPMorgan (convertible to Bharat Forge) 04/22/2019*	259,869	3,569,301
JPMorgan (convertible to HCL Technologies) 09/14/2021*	292,669	3,468,127
JPMorgan (convertible to Reliance Industries) 05/22/2019*	249,778	3,847,830
JPMorgan (convertible to Tata Consultancy Services) 03/07/2017*	105,906	3,480,601
JPMorgan (convertible to Titan) 05/20/2019*	648,125	3,464,228

Total Equity Linked Notes (Cost $21,887,645)		20,590,744

PREFERRED STOCK — 7.4%
BRAZIL — 7.4%
Banco Bradesco*	409,548	4,250,014
Lojas Americanas	498,761	2,648,050
Petroleo Brasileiro*	1,156,795	5,513,967
Vale, Cl Preference*	527,168	5,110,908

Total Preferred Stock (Cost $9,719,338)		17,522,939

SHORT-TERM INVESTMENT — 2.7%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (A) (Cost $6,434,133)	6,434,133	$6,434,133

Total Investments — 100.0% (Cost $220,647,260) †		$237,973,327

Percentages are based upon Net Assets of $238,089,213.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $220,647,260, and the unrealized appreciation and depreciation were $29,029,015 and ($11,702,948), respectively.

ADR – American Depository Receipt

Cl – Class

NVDR – Non Voting Depository Receipt

REIT – Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$2,489,697	$—	$—	$2,489,697
Brazil	9,526,470	—	—	9,526,470
Chile	6,582,803	—	—	6,582,803
China	3,545,967	5,727,624	—	9,273,591
Egypt	3,500,956	—	—	3,500,956
Hong Kong	—	32,376,061	—	32,376,061
Indonesia	14,454,490	—	—	14,454,490
Malaysia	3,541,707	—	—	3,541,707
Mexico	16,767,242	—	—	16,767,242
Peru	4,369,601	—	—	4,369,601
Philippines	3,056,941	—	—	3,056,941
South Africa	12,338,805	—	—	12,338,805
South Korea	19,783,990	—	—	19,783,990
Taiwan	—	20,309,570	—	20,309,570
Thailand	13,500,053	—	—	13,500,053
Turkey	13,558,099	—	—	13,558,099
United Kingdom	7,995,435	—	—	7,995,435

Total Common Stock	135,012,256	58,413,255	—	193,425,511

Equity Linked Notes India	—	20,590,744	—	20,590,744

Preferred Stock Brazil	17,522,939	—	—	17,522,939

Short-Term Investment	6,434,133	—	—	6,434,133

Total Investments in Securities	$158,969,328	$79,003,999	$—	$237,973,327

‡	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of scheduled market holidays on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2017, there were transfers of $58,413,255 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the year. For the year ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0.

WHG-QH-013-0900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 95.9%
	Face Amount	Value
CONSUMER DISCRETIONARY — 17.3%
1011778 BC ULC 6.000%, 04/01/22 (A)	$260,000	$270,899
4.625%, 01/15/22 (A)	305,000	313,006
ADT 6.250%, 10/15/21	75,000	81,562
5.250%, 03/15/20	185,000	194,713
Ahern Rentals 7.375%, 05/15/23 (A)	150,000	140,250
Altice Financing 6.500%, 01/15/22 (A)	200,000	208,500
Altice Finco 9.875%, 12/15/20 (A)	235,000	247,631
Altice Luxembourg 7.750%, 05/15/22 (A)	230,000	244,088
AMC Entertainment 5.875%, 02/15/22	110,000	114,950
APX Group 7.875%, 12/01/22	145,000	157,325
6.375%, 12/01/19	280,000	289,100
Ashtead Capital 6.500%, 07/15/22 (A)	250,000	261,563
Avis Budget Car Rental 3.681%, 12/01/17 (B)	340,000	340,000
Beazer Homes USA 8.750%, 03/15/22 (A)	125,000	135,937
5.750%, 06/15/19	195,000	202,312
Brunswick 4.625%, 05/15/21 (A)	135,000	136,519
Cablevision Systems 8.625%, 09/15/17	218,000	226,040
8.000%, 04/15/20	230,000	254,196
CalAtlantic Group 8.375%, 05/15/18	145,000	155,513
6.625%, 05/01/20	210,000	230,475
Cequel Communications Holdings I 6.375%, 09/15/20 (A)	430,000	441,825
Cinemark USA 5.125%, 12/15/22	158,000	162,345
Clear Channel International BV 8.750%, 12/15/20 (A)	300,000	319,500
CSC Holdings 10.125%, 01/15/23 (A)	200,000	231,876
8.625%, 02/15/19	210,000	233,100
Dana 5.375%, 09/15/21	30,000	31,125
DISH DBS 7.875%, 09/01/19	275,000	302,844
5.125%, 05/01/20	250,000	256,875
4.250%, 04/01/18	200,000	204,000
FTI Consulting 6.000%, 11/15/22	145,000	150,800

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Herc Rentals 7.500%, 06/01/22 (A)	$185,000	$199,800
Hertz 6.750%, 04/15/19	72,000	71,640
International Game Technology 7.500%, 06/15/19	215,000	237,710
5.625%, 02/15/20 (A)	200,000	211,500
JC Penney 8.125%, 10/01/19	250,000	264,688
KB Home 8.000%, 03/15/20	235,000	261,144
4.750%, 05/15/19	294,000	300,248
L Brands 7.000%, 05/01/20	135,000	148,837
Lennar 4.750%, 12/15/17	300,000	307,988
Levi Strauss 6.875%, 05/01/22	200,000	208,700
Live Nation Entertainment 5.375%, 06/15/22 (A)	100,000	104,375
Mediacom 7.250%, 02/15/22	250,000	259,475
Mediacom Broadband 5.500%, 04/15/21	121,000	124,176
MGM Resorts International 11.375%, 03/01/18	300,000	328,500
5.250%, 03/31/20	250,000	262,813
Michaels Stores 5.875%, 12/15/20 (A)	450,000	462,375
Midas Intermediate Holdco II 7.875%, 10/01/22 (A)	100,000	102,750
Nature’s Bounty 7.625%, 05/15/21 (A)	70,000	73,325
NCL 4.625%, 11/15/20 (A)	375,000	383,438
NES Rentals Holdings 7.875%, 05/01/18 (A)	245,000	246,838
Nexstar Broadcasting 6.875%, 11/15/20	319,000	330,835
Nielsen Finance 5.000%, 04/15/22 (A)	100,000	102,125
4.500%, 10/01/20	205,000	209,612
Nielsen Luxembourg SARL 5.500%, 10/01/21 (A)	250,000	259,375
Outfront Media Capital 5.250%, 02/15/22	230,000	238,050
Party City Holdings 6.125%, 08/15/23 (A)	70,000	71,400
Penn National Gaming 5.875%, 11/01/21	155,000	161,781
Prime Security Services Borrower 9.250%, 05/15/23 (A)	200,000	216,750
Regal Entertainment Group 5.750%, 03/15/22	170,000	176,800
Scientific Games 8.125%, 09/15/18	125,000	125,625

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Scientific Games International 7.000%, 01/01/22 (A)	$275,000	$293,906
SFR Group 6.000%, 05/15/22 (A)	200,000	205,750
Sinclair Television Group 6.125%, 10/01/22	125,000	130,703
Sirius XM Radio 5.750%, 08/01/21 (A)	225,000	234,266
Station Casinos 7.500%, 03/01/21	260,000	270,400
Toll Brothers Finance 6.750%, 11/01/19	150,000	164,812
TRI Pointe Group 4.375%, 06/15/19	100,000	101,750
United Rentals North America 7.625%, 04/15/22	85,000	89,037
Viking Cruises 8.500%, 10/15/22 (A)	225,000	236,531
Virgin Media Finance 6.375%, 04/15/23 (A)	200,000	210,000
William Lyon Homes 8.500%, 11/15/20	300,000	313,875
7.000%, 08/15/22	175,000	182,875
WMG Acquisition 6.750%, 04/15/22 (A)	210,000	221,025

		15,646,472

CONSUMER STAPLES — 3.5%
Avon International Operations 7.875%, 08/15/22 (A)	165,000	175,775
Avon Products 6.350%, 03/15/20	125,000	127,806
B&G Foods 4.625%, 06/01/21	90,000	92,025
Carrols Restaurant Group 8.000%, 05/01/22	175,000	188,738
Cott Beverages 6.750%, 01/01/20	300,000	310,950
DS Services of America 10.000%, 09/01/21 (A)	215,000	234,619
Hearthside Group Holdings 6.500%, 05/01/22 (A)	95,000	95,119
JBS Investments GmbH 7.750%, 10/28/20 (A)	205,000	216,788
JBS USA 8.250%, 02/01/20 (A)	210,000	215,250
PetSmart 7.125%, 03/15/23 (A)	85,000	83,512
Pinnacle Foods Finance 4.875%, 05/01/21	45,000	46,181
Post Holdings 6.750%, 12/01/21 (A)	160,000	169,600
Revlon Consumer Products 5.750%, 02/15/21	240,000	240,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Rite Aid 6.750%, 06/15/21	$260,000	$270,400
Ruby Tuesday 7.625%, 05/15/20	105,000	100,800
Smithfield Foods 5.875%, 08/01/21 (A)	350,000	365,368
5.250%, 08/01/18 (A)	100,000	101,090
Spectrum Brands 6.625%, 11/15/22	112,000	118,720

		3,152,741

ENERGY — 12.4%
American Midstream Partners 8.500%, 12/15/21 (A)	60,000	60,600
Antero Resources 5.375%, 11/01/21	270,000	277,087
Archrock Partners 6.000%, 04/01/21	185,000	183,150
Blue Racer Midstream 6.125%, 11/15/22 (A)	220,000	225,500
Calumet Specialty Products Partners 11.500%, 01/15/21 (A)	240,000	277,800
Carrizo Oil & Gas 7.500%, 09/15/20	375,000	389,062
Chesapeake Energy 6.875%, 11/15/20	265,000	265,000
4.272%, 04/15/19 (B)	305,000	304,237
CONSOL Energy 5.875%, 04/15/22	225,000	217,687
Crestwood Midstream Partners 6.000%, 12/15/20	85,000	87,550
CrownRock 7.125%, 04/15/21 (A)	225,000	234,562
DCP Midstream Operating 2.700%, 04/01/19	200,000	197,500
Denbury Resources 9.000%, 05/15/21 (A)	90,000	98,325
Endeavor Energy Resources 8.125%, 09/15/23 (A)	90,000	97,650
7.000%, 08/15/21 (A)	105,000	109,988
Energy Transfer Equity 7.500%, 10/15/20	255,000	286,238
EP Energy 9.375%, 05/01/20	190,000	190,000
Forum Energy Technologies 6.250%, 10/01/21	110,000	111,100
Genesis Energy 6.750%, 08/01/22	125,000	132,188
Halcon Resources 8.625%, 02/01/20 (A)	260,000	271,700
Laredo Petroleum 7.375%, 05/01/22	145,000	150,981
MEG Energy 6.500%, 03/15/21 (A)	160,000	164,272
Nabors Industries 6.150%, 02/15/18	75,000	77,906

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
5.000%, 09/15/20	$110,000	$114,455
4.625%, 09/15/21	165,000	168,300
NGL Energy Partners 6.875%, 10/15/21	70,000	72,100
5.125%, 07/15/19	300,000	300,000
Noble Holding US 7.500%, 03/15/19	120,000	124,800
Northern Oil and Gas 8.000%, 06/01/20	150,000	132,000
Northern Tier Energy 7.125%, 11/15/20	135,000	140,231
Oasis Petroleum 6.500%, 11/01/21	335,000	342,538
PDC Energy 7.750%, 10/15/22	190,000	201,638
Precision Drilling 6.625%, 11/15/20	32,885	33,625
6.500%, 12/15/21	115,000	118,163
Pride International 6.875%, 08/15/20	260,000	278,361
QEP Resources 6.875%, 03/01/21	80,000	84,600
6.800%, 03/01/20	100,000	105,000
Range Resources 5.750%, 06/01/21 (A)	140,000	146,650
Rice Energy 6.250%, 05/01/22	250,000	259,375
Rowan 7.875%, 08/01/19	115,000	125,350
Sabine Oil & Gas 9.750%, 02/15/17 (C)	190,000	19
Sabine Pass Liquefaction 5.625%, 02/01/21	185,000	199,800
Sanchez Energy 7.750%, 06/15/21	175,000	178,500
SESI 7.125%, 12/15/21	145,000	148,806
6.375%, 05/01/19	215,000	215,806
SM Energy 6.125%, 11/15/22	220,000	227,150
Southwestern Energy 7.500%, 02/01/18	114,000	118,845
4.050%, 01/23/20	310,000	320,075
Summit Midstream Holdings 7.500%, 07/01/21	155,000	163,137
5.500%, 08/15/22	95,000	95,237
Sunoco 5.500%, 08/01/20	410,000	419,225
Targa Resources Partners 6.375%, 08/01/22	100,000	103,400
4.125%, 11/15/19	350,000	355,250
Tesoro Logistics 6.125%, 10/15/21	290,000	303,413
5.500%, 10/15/19	100,000	106,125
Transocean 6.000%, 03/15/18	250,000	255,313

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Weatherford International 9.625%, 03/01/19	$160,000	$172,000
Whiting Petroleum 5.750%, 03/15/21	85,000	85,850
5.000%, 03/15/19	135,000	137,363
Williams 7.875%, 09/01/21	250,000	291,125
WPX Energy 7.500%, 08/01/20	115,000	124,775
6.000%, 01/15/22	50,000	52,000

		11,230,483

FINANCIAL SERVICES — 10.7%
AerCap Ireland Capital 4.625%, 10/30/20	310,000	325,612
Aircastle 7.625%, 04/15/20	175,000	197,750
4.625%, 12/15/18	260,000	269,750
Alliance Data Systems 6.375%, 04/01/20 (A)	125,000	126,719
5.250%, 12/01/17 (A)	250,000	254,062
Ally Financial 8.000%, 12/31/18	325,000	360,202
6.250%, 12/01/17	150,000	155,220
4.750%, 09/10/18	450,000	464,625
3.750%, 11/18/19	175,000	177,844
3.500%, 01/27/19	150,000	151,500
American Equity Investment Life Holding 6.625%, 07/15/21	275,000	288,010
CIT Group 5.500%, 02/15/19 (A)	275,000	289,322
5.375%, 05/15/20	175,000	186,156
5.250%, 03/15/18	275,000	284,213
5.000%, 05/15/18 (A)	275,000	279,131
FBM Finance 8.250%, 08/15/21 (A)	85,000	90,737
Fiat Chrysler Automobiles 4.500%, 04/15/20	260,000	265,876
Fly Leasing 6.750%, 12/15/20	250,000	261,562
HRG Group 7.875%, 07/15/19	330,000	344,850
Hub Holdings 8.125% cash/8.875% PIK, 07/15/19 (A)	120,000	120,600
HUB International 7.875%, 10/01/21 (A)	300,000	314,250
Icahn Enterprises 6.000%, 08/01/20	125,000	128,062
4.875%, 03/15/19	515,000	520,794
3.500%, 03/15/17	340,000	340,068
International Lease Finance 6.250%, 05/15/19	200,000	215,740
3.875%, 04/15/18	330,000	334,950
Nationstar Mortgage 9.625%, 05/01/19	320,000	333,200
6.500%, 07/01/21	310,000	315,400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
Navient MTN 8.450%, 06/15/18	$260,000	$276,796
8.000%, 03/25/20	194,000	208,550
5.500%, 01/15/19	80,000	81,808
4.625%, 09/25/17	205,000	207,306
NewStar Financial 7.250%, 05/01/20	280,000	282,100
OneMain Financial Holdings 6.750%, 12/15/19 (A)	315,000	326,813
Springleaf Finance MTN 6.900%, 12/15/17	165,000	169,950
6.000%, 06/01/20	175,000	175,875
5.250%, 12/15/19	405,000	407,025
USI 7.750%, 01/15/21 (A)	145,000	148,081

		9,680,509

HEALTH CARE — 7.2%
Acadia Healthcare 6.125%, 03/15/21	200,000	205,500
Alere 7.250%, 07/01/18	220,000	222,475
6.500%, 06/15/20	125,000	124,738
Centene 5.625%, 02/15/21	225,000	236,205
CHS 8.000%, 11/15/19	340,000	302,600
7.125%, 07/15/20	175,000	143,500
5.125%, 08/15/18	170,000	170,531
DJO Finco 8.125%, 06/15/21 (A)	185,000	160,025
DPx Holdings BV 7.500%, 02/01/22 (A)	150,000	159,000
Endo Finance 7.750%, 01/15/22 (A)	180,000	162,900
Fresenius Medical Care US Finance II 5.625%, 07/31/19 (A)	135,000	143,944
HCA 8.000%, 10/01/18	350,000	381,500
6.500%, 02/15/20	430,000	469,775
HCA Holdings 6.250%, 02/15/21	200,000	214,500
IASIS Healthcare 8.375%, 05/15/19	225,000	214,313
Kindred Healthcare 8.000%, 01/15/20	210,000	206,850
Kinetic Concepts 9.625%, 10/01/21 (A)	95,000	101,840
7.875%, 02/15/21 (A)	215,000	232,200
Mallinckrodt International Finance 4.875%, 04/15/20 (A)	230,000	226,550
Select Medical 6.375%, 06/01/21	150,000	148,500
Tenet Healthcare 8.000%, 08/01/20	325,000	327,031
7.500%, 01/01/22 (A)	275,000	294,938

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
6.250%, 11/01/18	$150,000	$157,687
5.500%, 03/01/19	125,000	124,296
4.463%, 06/15/20 (B)	155,000	156,938
Universal Hospital Services 7.625%, 08/15/20	175,000	173,687
Valeant Pharmaceuticals International 7.000%, 10/01/20 (A)	215,000	194,575
6.750%, 08/15/18 (A)	325,000	320,531
6.375%, 10/15/20 (A)	165,000	144,581
Vizient 10.375%, 03/01/24 (A)	210,000	238,875
WellCare Health Plans 5.750%, 11/15/20	175,000	180,469

		6,541,054

MATERIALS & PROCESSING — 13.4%
AK Steel 7.625%, 10/01/21	335,000	348,819
Aleris International 9.500%, 04/01/21 (A)	390,000	424,125
Allegheny Technologies 9.375%, 06/01/19	135,000	148,837
Anglo American Capital 9.375%, 04/08/19 (A)	175,000	198,844
ArcelorMittal 6.500%, 03/01/21	145,000	158,412
6.250%, 08/05/20	270,000	292,275
Ardagh Packaging Finance 3.963%, 12/15/19 (A),(B)	300,000	304,875
Ashland 3.875%, 04/15/18	225,000	228,937
Ball 4.375%, 12/15/20	185,000	194,366
Blue Cube Spinco 9.750%, 10/15/23	170,000	201,875
BlueScope Steel Finance 6.500%, 05/15/21 (A)	225,000	238,219
CF Industries 6.875%, 05/01/18	300,000	316,125
Cliffs Natural Resources 8.250%, 03/31/20 (A)	200,000	216,500
Coeur Mining 7.875%, 02/01/21	270,000	278,100
Commercial Metals 7.350%, 08/15/18	200,000	215,500
6.500%, 07/15/17	175,000	178,062
Consolidated Container 10.125%, 07/15/20 (A)	205,000	210,125
Coveris Holdings 7.875%, 11/01/19 (A)	200,000	201,000
Eco Services Operations 8.500%, 11/01/22 (A)	90,000	95,850
FMG Resources 9.750%, 03/01/22 (A)	205,000	237,800
Freeport-McMoRan 6.625%, 05/01/21 (A)	325,000	331,500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
6.500%, 11/15/20 (A)	$125,000	$128,125
2.300%, 11/14/17	110,000	109,863
GCP Applied Technologies 9.500%, 02/01/23 (A)	235,000	267,900
Graphic Packaging International 4.750%, 04/15/21	195,000	205,665
Greif 7.750%, 08/01/19	250,000	277,187
Hecla Mining 6.875%, 05/01/21	215,000	222,525
Hexion 8.875%, 02/01/18	350,000	350,875
Huntsman International 4.875%, 11/15/20	145,000	149,713
IAMGOLD 6.750%, 10/01/20 (A)	250,000	251,875
INEOS Group Holdings 5.875%, 02/15/19 (A)	200,000	203,250
Joseph T Ryerson & Son 11.000%, 05/15/22 (A)	155,000	172,732
Kraton Polymers 10.500%, 04/15/23 (A)	115,000	130,813
Lundin Mining 7.875%, 11/01/22 (A)	250,000	272,500
7.500%, 11/01/20 (A)	250,000	265,105
Mercer International 7.750%, 12/01/22	160,000	171,200
Multi-Color 6.125%, 12/01/22 (A)	160,000	169,200
New Gold 6.250%, 11/15/22 (A)	135,000	135,337
Nufarm Australia 6.375%, 10/15/19 (A)	200,000	206,250
Perstorp Holding 8.500%, 06/30/21 (A)	200,000	203,250
Platform Specialty Products 10.375%, 05/01/21 (A)	245,000	271,950
Rain CII Carbon 8.000%, 12/01/18 (A)	355,000	354,113
Reynolds Group Issuer 5.750%, 10/15/20	430,000	442,719
4.523%, 07/15/21 (A),(B)	270,000	277,763
Sappi Papier Holding GmbH 7.750%, 07/15/17 (A)	210,000	212,625
Sealed Air 6.500%, 12/01/20 (A)	150,000	168,937
Steel Dynamics 6.375%, 08/15/22	75,000	78,469
5.125%, 10/01/21	175,000	181,125
Summit Materials 8.500%, 04/15/22	135,000	149,850
Teck Resources 8.000%, 06/01/21 (A)	250,000	275,625
3.000%, 03/01/19	120,000	120,600
Trinseo Materials Operating SCA 6.750%, 05/01/22 (A)	300,000	316,875

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
Tronox Finance 6.375%, 08/15/20	$230,000	$221,087
United States Steel 8.375%, 07/01/21 (A)	155,000	172,050

		12,157,299

PRODUCER DURABLES — 11.3%
AECOM 5.750%, 10/15/22	185,000	194,944
Air Canada 7.750%, 04/15/21 (A)	170,000	191,250
American Airlines Group 6.125%, 06/01/18	325,000	339,625
5.500%, 10/01/19 (A)	250,000	259,219
4.625%, 03/01/20 (A)	150,000	151,320
American Axle & Manufacturing 6.625%, 10/15/22	200,000	206,000
5.125%, 02/15/19	325,000	327,437
BCD Acquisition 9.625%, 09/15/23 (A)	200,000	214,000
Bombardier 7.750%, 03/15/20 (A)	225,000	239,344
4.750%, 04/15/19 (A)	185,000	188,237
Brand Energy & Infrastructure Services 8.500%, 12/01/21 (A)	170,000	176,375
Builders FirstSource 10.750%, 08/15/23 (A)	180,000	208,575
Cemex 7.250%, 01/15/21 (A)	200,000	213,750
Century Communities 6.875%, 05/15/22	170,000	175,525
Clean Harbors 5.250%, 08/01/20	225,000	230,794
Cleaver-Brooks 8.750%, 12/15/19 (A)	230,000	240,637
CNH Capital 3.250%, 02/01/17	275,000	275,000
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	215,000	223,922
Covanta Holding 7.250%, 12/01/20	300,000	308,850
CPG Merger 8.000%, 10/01/21 (A)	125,000	130,625
Gardner Denver 6.875%, 08/15/21 (A)	175,000	174,563
GFL Environmental 9.875%, 02/01/21 (A)	275,000	299,063
Gibraltar Industries 6.250%, 02/01/21	340,000	351,262
JB Poindexter 9.000%, 04/01/22 (A)	230,000	242,075
LMI Aerospace 7.375%, 07/15/19	110,000	112,200
Meccanica Holdings USA 6.250%, 07/15/19 (A)	140,000	150,150

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Meritor 6.750%, 06/15/21	$100,000	$103,500
Milacron 7.750%, 02/15/21 (A)	155,000	161,395
MPG Holdco I 7.375%, 10/15/22	240,000	258,000
Navistar International 8.250%, 11/01/21	225,000	227,250
Omega US Sub 8.750%, 07/15/23 (A)	110,000	118,250
Park-Ohio Industries 8.125%, 04/01/21	385,000	398,475
Ply Gem Industries 6.500%, 02/01/22	140,000	145,950
Shape Technologies Group 7.625%, 02/01/20 (A)	235,000	240,875
SPL Logistics Escrow 8.875%, 08/01/20 (A)	390,000	335,400
Standard Industries 5.125%, 02/15/21 (A)	265,000	276,925
Terex 6.500%, 04/01/20	175,000	179,130
Titan International 6.875%, 10/01/20	65,000	65,000
Tutor Perini 7.625%, 11/01/18	325,000	327,437
United Continental Holdings 6.375%, 06/01/18	250,000	262,188
6.000%, 12/01/20	250,000	266,250
WESCO Distribution 5.375%, 12/15/21	155,000	160,813
Xerium Technologies 9.500%, 08/15/21	340,000	342,550
XPO Logistics 6.500%, 06/15/22 (A)	215,000	224,138
Zekelman Industries 9.875%, 06/15/23 (A)	235,000	265,550

		10,183,818

REAL ESTATE INVESMENT TRUST — 2.7%
CyrusOne 6.375%, 11/15/22	155,000	163,525
DuPont Fabros Technology 5.875%, 09/15/21	165,000	172,425
GEO Group 5.875%, 01/15/22	140,000	143,325
GLP Capital 4.375%, 11/01/18	110,000	113,850
Iron Mountain 6.000%, 10/01/20 (A)	165,000	172,838
4.375%, 06/01/21 (A)	140,000	144,200
iStar 7.125%, 02/15/18	75,000	77,625
6.500%, 07/01/21	85,000	88,400
4.875%, 07/01/18	150,000	151,500
MPT Operating Partnership 6.375%, 02/15/22	125,000	129,375

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE INVESMENT TRUST — continued
Realogy Group 5.250%, 12/01/21 (A)	$225,000	$231,750
4.500%, 04/15/19 (A)	190,000	196,175
RHP Hotel Properties 5.000%, 04/15/21	210,000	214,200
Sabra Health Care 5.500%, 02/01/21	350,000	362,250
Starwood Property Trust 5.000%, 12/15/21 (A)	45,000	45,731

		2,407,169

TECHNOLOGY — 6.2%
Amkor Technology 6.625%, 06/01/21	107,000	109,216
6.375%, 10/01/22	330,000	342,375
Anixter 5.625%, 05/01/19	165,000	173,386
BMC Software 7.250%, 06/01/18	125,000	126,250
CDW 6.000%, 08/15/22	170,000	179,350
Change Healthcare Holdings 11.000%, 12/31/19	265,000	272,950
CommScope 5.000%, 06/15/21 (A)	250,000	256,562
Dell 5.650%, 04/15/18	100,000	103,625
Diamond 1 Finance 5.875%, 06/15/21 (A)	420,000	443,042
Ensemble S Merger 9.000%, 09/30/23 (A)	220,000	233,200
Entegris 6.000%, 04/01/22 (A)	95,000	99,275
First Data 6.750%, 11/01/20 (A)	84,000	86,835
Flex 4.625%, 02/15/20	115,000	120,591
Infor Software Parent 7.125% cash/7.875% PIK, 05/01/21 (A)	250,000	256,875
Infor US 5.750%, 08/15/20 (A)	185,000	192,400
j2 Cloud Services 8.000%, 08/01/20	285,000	297,113
Kemet 10.500%, 05/01/18	250,000	250,625
Micron Technology 5.875%, 02/15/22	135,000	140,315
Microsemi 9.125%, 04/15/23 (A)	140,000	162,400
NCR 5.875%, 12/15/21	300,000	312,375
4.625%, 02/15/21	150,000	153,000
NXP BV 4.125%, 06/01/21 (A)	235,000	242,614
3.750%, 06/01/18 (A)	165,000	167,887

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY — continued
TIBCO Software 11.375%, 12/01/21 (A)	$90,000	$99,000
Western Digital 10.500%, 04/01/24 (A)	225,000	264,938
7.375%, 04/01/23 (A)	210,000	231,000
Zebra Technologies 7.250%, 10/15/22	235,000	253,213

		5,570,412

UTILITIES — 11.2%
AES 3.931%, 06/01/19 (B)	221,000	221,276
Calpine 7.875%, 01/15/23 (A)	249,000	259,582
6.000%, 01/15/22 (A)	150,000	156,937
CenturyLink 6.150%, 09/15/19	200,000	214,500
6.000%, 04/01/17	305,000	306,144
5.625%, 04/01/20	145,000	152,975
5.150%, 06/15/17	125,000	125,937
Consolidated Communications 6.500%, 10/01/22	195,000	195,488
CPI International 8.750%, 02/15/18	160,000	162,000
Dynegy 6.750%, 11/01/19	435,000	446,419
EarthLink Holdings 7.375%, 06/01/20	220,000	232,100
Frontier Communications 8.875%, 09/15/20	375,000	399,375
8.125%, 10/01/18	285,000	307,623
7.125%, 03/15/19	300,000	319,500
Intelsat Jackson Holdings 7.250%, 04/01/19	296,000	254,375
Level 3 Financing 5.375%, 08/15/22	250,000	258,125
4.762%, 01/15/18 (B)	580,000	580,725
NRG Energy 7.875%, 05/15/21	283,000	293,613
6.250%, 07/15/22	185,000	190,550
QualityTech 5.875%, 08/01/22	150,000	152,813
SBA Communications 4.875%, 07/15/22	75,000	76,031
SoftBank Group 4.500%, 04/15/20 (A)	220,000	225,500
Sprint Capital 6.900%, 05/01/19	305,000	325,587
Sprint Communications 11.500%, 11/15/21	60,000	74,550
9.250%, 04/15/22	120,000	143,100
9.125%, 03/01/17	270,000	271,404
8.375%, 08/15/17	390,000	402,187
7.000%, 03/01/20 (A)	250,000	271,563
Talen Energy Supply 4.625%, 07/15/19 (A)	230,000	222,525

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
T-Mobile USA 6.633%, 04/28/21	$175,000	$182,438
6.542%, 04/28/20	455,000	468,081
6.464%, 04/28/19	320,000	324,960
6.125%, 01/15/22	225,000	237,938
West 4.750%, 07/15/21 (A)	220,000	224,950
Wind Acquisition Finance 7.375%, 04/23/21 (A)	450,000	467,955
4.750%, 07/15/20 (A)	390,000	396,825
Windstream Services 7.750%, 10/01/21	615,000	627,861

		10,173,512

Total Corporate Obligations (Cost $86,265,085)		86,743,469

Total Investments — 95.9% (Cost $86,265,085) †		$86,743,469

Percentages are based upon Net Assets of $90,454,281.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2017 was $31,830,353 and represents 35.2% of Net Assets.

(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2017.

(C)	Security in default on interest payments.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $86,265,085, and the unrealized appreciation and depreciation were $1,285,078 and $(806,694), respectively.

MTN – Medium Term Note

PIK – Payment in Kind

As of January 31, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 95.3%
	Face Amount	Value
CONSUMER DISCRETIONARY — 20.0%
1011778 BC ULC 6.000%, 04/01/22 (A)	$5,000	$5,210
ACCO Brands 5.250%, 12/15/24 (A)	5,000	5,032
Ahern Rentals 7.375%, 05/15/23 (A)	30,000	28,050
Altice Financing 6.625%, 02/15/23 (A)	10,000	10,475
Altice Luxembourg 7.750%, 05/15/22 (A)	25,000	26,531
7.625%, 02/15/25 (A)	10,000	10,575
Aramark Services 4.750%, 06/01/26 (A)	5,000	4,980
Beacon Roofing Supply 6.375%, 10/01/23	10,000	10,725
Beazer Homes USA 8.750%, 03/15/22 (A)	5,000	5,438
Brunswick 4.625%, 05/15/21 (A)	10,000	10,113
Cable One 5.750%, 06/15/22 (A)	10,000	10,450
CalAtlantic Group 5.250%, 06/01/26	10,000	9,925
CBS Radio 7.250%, 11/01/24 (A)	5,000	5,209
CCO Holdings 5.875%, 05/01/27 (A)	15,000	15,914
5.750%, 02/15/26 (A)	10,000	10,597
5.375%, 05/01/25 (A)	5,000	5,206
CEB 5.625%, 06/15/23 (A)	20,000	21,200
Cequel Communications Holdings I 6.375%, 09/15/20 (A)	5,000	5,137
Clear Channel Worldwide Holdings 7.625%, 03/15/20	10,000	10,025
6.500%, 11/15/22	10,000	10,440
ClubCorp Club Operations 8.250%, 12/15/23 (A)	25,000	27,562
Constellis Holdings 9.750%, 05/15/20 (A)	10,000	10,650
CSC Holdings 10.875%, 10/15/25 (A)	10,000	11,900
10.125%, 01/15/23 (A)	5,000	5,797
5.250%, 06/01/24	32,000	32,160
Diamond Resorts International 7.750%, 09/01/23 (A)	10,000	10,350
DISH DBS 7.750%, 07/01/26	20,000	22,388
6.750%, 06/01/21	10,000	10,744
5.000%, 03/15/23	10,000	9,838
Flexi-Van Leasing 7.875%, 08/15/18 (A)	20,000	17,600
FTI Consulting 6.000%, 11/15/22	12,000	12,480

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Herc Rentals 7.750%, 06/01/24 (A)	$10,000	$10,825
7.500%, 06/01/22 (A)	5,000	5,400
Hilton Grand Vacations Borrower 6.125%, 12/01/24 (A)	5,000	5,225
Icahn Enterprises 6.750%, 02/01/24 (A)	5,000	4,982
5.875%, 02/01/22	15,000	15,019
Interval Acquisition 5.625%, 04/15/23	15,000	15,300
Jacobs Entertainment 7.875%, 02/01/24 (A)	10,000	10,287
Jo-Ann Stores 8.125%, 03/15/19 (A)	4,000	3,990
KB Home 7.500%, 09/15/22	12,000	12,990
Levi Strauss 5.000%, 05/01/25	10,000	10,044
Live Nation Entertainment 5.375%, 06/15/22 (A)	15,000	15,656
Mediacom 7.250%, 02/15/22	20,000	20,758
Men’s Wearhouse 7.000%, 07/01/22	20,000	18,750
Meritage Homes 6.000%, 06/01/25	10,000	10,250
MGM Resorts International 7.750%, 03/15/22	5,000	5,824
4.625%, 09/01/26	15,000	14,531
Nature’s Bounty 7.625%, 05/15/21 (A)	10,000	10,475
Neiman Marcus Group 8.750% cash /9.500% PIK, 10/15/21 (A)	5,000	2,938
NES Rentals Holdings 7.875%, 05/01/18 (A)	20,000	20,150
Party City Holdings 6.125%, 08/15/23 (A)	5,000	5,100
Prime Security Services Borrower 9.250%, 05/15/23 (A)	10,000	10,838
PulteGroup 5.500%, 03/01/26	10,000	10,225
Quad 7.000%, 05/01/22	25,000	24,437
Ritchie Bros Auctioneers 5.375%, 01/15/25 (A)	5,000	5,106
rue21 9.000%, 10/15/21 (A)	25,000	4,750
Scientific Games International 10.000%, 12/01/22	15,000	15,369
7.000%, 01/01/22 (A)	10,000	10,688
6.625%, 05/15/21	5,000	4,600
SFR Group 7.375%, 05/01/26 (A)	10,000	10,263
6.000%, 05/15/22 (A)	15,000	15,431
Sirius XM Radio 5.375%, 07/15/26 (A)	10,000	10,138

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Time 5.750%, 04/15/22 (A)	$15,000	$15,413
TMS International 7.625%, 10/15/21 (A)	30,000	29,925
Tops Holding 8.000%, 06/15/22 (A)	10,000	8,000
Townsquare Media 6.500%, 04/01/23 (A)	35,000	33,416
TRI Pointe Group 4.375%, 06/15/19	10,000	10,175
United Rentals 5.875%, 09/15/26	10,000	10,387
United Rentals North America 5.500%, 05/15/27	5,000	5,044
Viking Cruises 8.500%, 10/15/22 (A)	5,000	5,256
6.250%, 05/15/25 (A)	15,000	14,400
William Lyon Homes 7.000%, 08/15/22	15,000	15,675
WMG Acquisition 6.750%, 04/15/22 (A)	20,000	21,050
Woodside Homes 6.750%, 12/15/21 (A)	5,000	4,862

		906,643

CONSUMER STAPLES — 2.5%
Avon International Operations 7.875%, 08/15/22 (A)	15,000	15,979
Carrols Restaurant Group 8.000%, 05/01/22	10,000	10,785
Cott Beverages 6.750%, 01/01/20	10,000	10,365
Hearthside Group Holdings 6.500%, 05/01/22 (A)	20,000	20,025
JBS USA 5.750%, 06/15/25 (A)	15,000	15,398
Post Holdings 7.750%, 03/15/24 (A)	10,000	11,069
6.750%, 12/01/21 (A)	10,000	10,600
Rite Aid 6.750%, 06/15/21	5,000	5,200
Ruby Tuesday 7.625%, 05/15/20	10,000	9,600
Spectrum Brands 5.750%, 07/15/25	5,000	5,225

		114,246

ENERGY — 15.4%
Alta Mesa Holdings 7.875%, 12/15/24 (A)	20,000	21,500
American Midstream Partners 8.500%, 12/15/21 (A)	10,000	10,100
Antero Resources 5.000%, 03/01/25 (A)	5,000	4,887
Approach Resources 7.000%, 06/15/21	20,000	18,400

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Archrock Partners 6.000%, 04/01/21	$15,000	$14,850
Blue Racer Midstream 6.125%, 11/15/22 (A)	15,000	15,375
Bonanza Creek Energy 6.750%, 04/15/21 (B)	15,000	13,875
California Resources 8.000%, 12/15/22 (A)	10,000	8,900
5.500%, 09/15/21	5,000	3,862
Calumet Specialty Products Partners 11.500%, 01/15/21 (A)	10,000	11,575
7.625%, 01/15/22	10,000	8,600
Carrizo Oil & Gas 7.500%, 09/15/20	15,000	15,562
Chesapeake Energy 8.000%, 12/15/22 (A)	15,000	15,797
6.625%, 08/15/20	5,000	5,025
4.875%, 04/15/22	10,000	9,300
Clayton Williams Energy 7.750%, 04/01/19	5,000	5,070
Comstock Resources 10.000% cash/12.250% PIK, 03/15/20	10,000	10,512
Continental Resources 5.000%, 09/15/22	10,000	10,200
4.900%, 06/01/44	5,000	4,400
Crestwood Midstream Partners 6.250%, 04/01/23	10,000	10,325
6.125%, 03/01/22	15,000	15,510
6.000%, 12/15/20	5,000	5,150
CrownRock 7.125%, 04/15/21 (A)	10,000	10,425
Denbury Resources 6.375%, 08/15/21	5,000	4,575
Endeavor Energy Resources 8.125%, 09/15/23 (A)	5,000	5,425
EP Energy 9.375%, 05/01/20	20,000	20,000
6.375%, 06/15/23	15,000	13,050
EXCO Resources 8.500%, 04/15/22	5,000	2,312
Genesis Energy 6.750%, 08/01/22	5,000	5,287
Halcon Resources 8.625%, 02/01/20 (A)	15,000	15,675
Laredo Petroleum 6.250%, 03/15/23	5,000	5,231
Legacy Reserves 6.625%, 12/01/21	10,000	7,075
Martin Midstream Partners 7.250%, 02/15/21	10,000	10,100
MEG Energy 7.000%, 03/31/24 (A)	15,000	14,100
Murphy Oil 6.875%, 08/15/24	5,000	5,363

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Nabors Industries 4.625%, 09/15/21	$10,000	$10,200
Newfield Exploration 5.625%, 07/01/24	5,000	5,263
NGL Energy Partners 7.500%, 11/01/23 (A)	10,000	10,525
Noble Holding International 7.200%, 04/01/25	10,000	9,900
Northern Oil and Gas 8.000%, 06/01/20	20,000	17,225
Oasis Petroleum 6.875%, 03/15/22	10,000	10,250
6.500%, 11/01/21	5,000	5,113
PDC Energy 7.750%, 10/15/22	5,000	5,306
Pioneer Energy Services 6.125%, 03/15/22	15,000	13,687
Precision Drilling 6.625%, 11/15/20	5,979	6,114
QEP Resources 6.875%, 03/01/21	5,000	5,288
5.250%, 05/01/23	10,000	9,950
Range Resources 5.750%, 06/01/21 (A)	10,000	10,475
4.875%, 05/15/25	5,000	4,866
Regency Energy Partners 6.500%, 07/15/21	10,000	10,316
Resolute Energy 8.500%, 05/01/20	15,000	15,300
Rex Energy 1.000%, 10/01/20	30,000	16,950
Rice Energy 7.250%, 05/01/23	5,000	5,363
Rowan 7.375%, 06/15/25	5,000	5,225
Sabine Pass Liquefaction 5.875%, 06/30/26 (A)	10,000	11,088
5.625%, 03/01/25	10,000	10,863
Sanchez Energy 7.750%, 06/15/21	10,000	10,200
6.125%, 01/15/23	10,000	9,600
SESI 7.125%, 12/15/21	5,000	5,131
6.375%, 05/01/19	5,000	5,019
SM Energy 6.500%, 11/15/21	10,000	10,313
Southwestern Energy 6.700%, 01/23/25	15,000	15,075
4.100%, 03/15/22	5,000	4,637
Summit Midstream Holdings 5.500%, 08/15/22	5,000	5,012
Sunoco 6.250%, 04/15/21	10,000	10,253
Tallgrass Energy Partners 5.500%, 09/15/24 (A)	5,000	5,075
Targa Resources Partners 5.250%, 05/01/23	15,000	15,375

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Tesoro 5.125%, 12/15/26 (A)	$10,000	$10,425
Transocean 9.000%, 07/15/23 (A)	10,000	10,644
Vanguard Natural Resources 7.875%, 04/01/20	15,000	11,700
Weatherford International 8.250%, 06/15/23	5,000	5,100
WPX Energy 5.250%, 09/15/24	10,000	9,847

		700,066

FINANCIAL SERVICES — 5.7%
Aircastle 5.125%, 03/15/21	10,000	10,512
Alliant Holdings Intermediate 8.250%, 08/01/23 (A)	5,000	5,281
Ally Financial 8.000%, 11/01/31	10,000	11,875
CIT Group 5.375%, 05/15/20	15,000	15,956
Hexion 2 US Finance 10.375%, 02/01/22 (A)	5,000	5,100
Hub Holdings 8.125% cash/8.875% PIK, 07/15/19 (A)	10,000	10,050
HUB International 7.875%, 10/01/21 (A)	15,000	15,712
Intelsat Connect Finance 12.500%, 04/01/22 (A)	5,000	3,163
Liberty Mutual Group 7.800%, 03/15/37 (A)	10,000	11,425
Nationstar Mortgage 6.500%, 08/01/18	5,000	5,075
Navient MTN 5.500%, 01/15/19	15,000	14,945
NewStar Financial 7.250%, 05/01/20	10,000	10,075
OneMain Financial Holdings 7.250%, 12/15/21 (A)	25,000	25,531
Oppenheimer Holdings 8.750%, 04/15/18	25,000	25,156
Quicken Loans 5.750%, 05/01/25 (A)	20,000	19,250
Royal Bank of Scotland Group 6.125%, 12/15/22	15,000	15,823
Solera 10.500%, 03/01/24 (A)	20,000	22,750
Springleaf Finance 8.250%, 12/15/20	5,000	5,369
5.250%, 12/15/19	17,000	17,085
USI 7.750%, 01/15/21 (A)	10,000	10,213

		260,346

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 7.5%
Acadia Healthcare 5.125%, 07/01/22	$5,000	$5,012
CHS 8.000%, 11/15/19	5,000	4,450
6.875%, 02/01/22	15,000	10,913
5.125%, 08/01/21	5,000	4,712
DJO Finance 10.750%, 04/15/20	20,000	16,800
DPx Holdings BV 7.500%, 02/01/22 (A)	30,000	31,800
Endo 6.000%, 07/15/23 (A)	10,000	8,525
5.375%, 01/15/23 (A)	10,000	8,375
Envision Healthcare 6.250%, 12/01/24 (A)	5,000	5,263
HCA 7.500%, 02/15/22	10,000	11,375
5.375%, 02/01/25	10,000	10,200
5.250%, 06/15/26	5,000	5,213
Hill-Rom Holdings 5.750%, 09/01/23 (A)	10,000	10,375
IASIS Healthcare 8.375%, 05/15/19	5,000	4,763
Immucor 11.125%, 08/15/19	10,000	9,400
Kindred Healthcare 8.750%, 01/15/23	20,000	18,200
Kinetic Concepts 9.625%, 10/01/21 (A)	10,000	10,720
7.875%, 02/15/21 (A)	5,000	5,400
Mallinckrodt International Finance 5.500%, 04/15/25 (A)	5,000	4,306
Quintiles IMS 4.875%, 05/15/23 (A)	10,000	10,113
RegionalCare Hospital Partners Holdings 8.250%, 05/01/23 (A)	5,000	5,163
Select Medical 6.375%, 06/01/21	17,000	16,830
Team Health 7.250%, 12/15/23 (A)	15,000	17,175
Tenet Healthcare 8.125%, 04/01/22	10,000	10,100
8.000%, 08/01/20	10,000	10,062
Universal Hospital Services 7.625%, 08/15/20	25,000	24,812
Valeant Pharmaceuticals International 7.500%, 07/15/21 (A)	10,000	8,688
7.000%, 10/01/20 (A)	10,000	9,050
6.750%, 08/15/18 (A)	5,000	4,931
6.375%, 10/15/20 (A)	10,000	8,762
6.125%, 04/15/25 (A)	15,000	11,231
Vizient 10.375%, 03/01/24 (A)	15,000	17,062

		339,781

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — 10.0%
A Schulman 6.875%, 06/01/23 (A)	$15,000	$15,825
AK Steel 7.500%, 07/15/23	15,000	16,431
Allegheny Technologies 9.375%, 06/01/19	10,000	11,025
7.875%, 08/15/23	10,000	10,100
ArcelorMittal 8.000%, 10/15/39	10,000	11,125
7.250%, 02/25/22	10,000	11,275
Aruba Investments 8.750%, 02/15/23 (A)	5,000	5,150
Ashland 4.750%, 08/15/22	15,000	15,337
BlueScope Steel Finance 6.500%, 05/15/21 (A)	5,000	5,294
Cliffs Natural Resources 8.250%, 03/31/20 (A)	10,000	10,825
Consolidated Container
10.125%, 07/15/20 (A)	15,000	15,375
Coveris Holdings 7.875%, 11/01/19 (A)	20,000	20,100
First Quantum Minerals 6.750%, 02/15/20 (A)	5,000	5,128
FMG Resources 9.750%, 03/01/22 (A)	5,000	5,800
Freeport-McMoRan 5.450%, 03/15/43	10,000	8,600
4.550%, 11/14/24	15,000	14,062
3.550%, 03/01/22	20,000	18,700
GCP Applied Technologies 9.500%, 02/01/23 (A)	15,000	17,100
Hecla Mining 6.875%, 05/01/21	15,000	15,525
Hexion 8.875%, 02/01/18	5,000	5,013
6.625%, 04/15/20	5,000	4,663
Hudbay Minerals 7.625%, 01/15/25 (A)	10,000	10,700
International Wire Group 10.750%, 08/01/21 (A)	10,000	9,600
Joseph T Ryerson & Son 11.000%, 05/15/22 (A)	5,000	5,572
Koppers 6.000%, 02/15/25 (A)	5,000	5,175
Kraton Polymers
10.500%, 04/15/23 (A)	5,000	5,688
Lundin Mining 7.500%, 11/01/20 (A)	5,000	5,302
Neenah Paper 5.250%, 05/15/21 (A)	25,000	25,500
Nufarm Australia 6.375%, 10/15/19 (A)	5,000	5,156
Owens-Brockway Glass Container 6.375%, 08/15/25 (A)	10,000	10,637

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
Platform Specialty Products 10.375%, 05/01/21 (A)	$5,000	$5,550
6.500%, 02/01/22 (A)	5,000	5,100
Prince Mineral Holding 11.500%, 12/15/19 (A)	5,000	4,975
Rain CII Carbon 8.000%, 12/01/18 (A)	10,000	9,975
Reynolds Group Issuer 5.750%, 10/15/20	10,000	10,296
Sealed Air 6.875%, 07/15/33 (A)	15,000	15,750
6.500%, 12/01/20 (A)	10,000	11,263
Teck Resources 8.500%, 06/01/24 (A)	10,000	11,637
6.250%, 07/15/41	10,000	10,275
TPC Group 8.750%, 12/15/20 (A)	5,000	4,500
Tronox Finance 7.500%, 03/15/22 (A)	10,000	9,750
6.375%, 08/15/20	10,000	9,612
United States Steel 8.375%, 07/01/21 (A)	5,000	5,550
7.500%, 03/15/22	5,000	5,163
US Concrete 6.375%, 06/01/24	10,000	10,562

		455,741

PRODUCER DURABLES — 14.2%
Airxcel 8.500%, 02/15/22 (A)	5,000	5,100
Amsted Industries 5.000%, 03/15/22 (A)	10,000	10,025
ATS Automation Tooling Systems 6.500%, 06/15/23 (A)	15,000	15,525
BCD Acquisition 9.625%, 09/15/23 (A)	10,000	10,700
Bombardier 7.750%, 03/15/20 (A)	10,000	10,637
7.500%, 03/15/25 (A)	5,000	5,012
Brand Energy & Infrastructure Services 8.500%, 12/01/21 (A)	30,000	31,125
Builders FirstSource 10.750%, 08/15/23 (A)	20,000	23,175
Century Communities 6.875%, 05/15/22 (A)	25,000	25,812
Clean Harbors 5.250%, 08/01/20	10,000	10,258
Cleaver-Brooks 8.750%, 12/15/19 (A)	15,000	15,694
Cloud Crane 10.125%, 08/01/24 (A)	10,000	10,950
CPG Merger 8.000%, 10/01/21 (A)	25,000	26,125
EnPro Industries 5.875%, 09/15/22	20,000	20,800

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Gardner Denver 6.875%, 08/15/21 (A)	$15,000	$14,963
Gates Global 6.000%, 07/15/22 (A)	10,000	9,863
GFL Environmental 9.875%, 02/01/21 (A)	15,000	16,313
H&E Equipment Services 7.000%, 09/01/22	20,000	21,075
Hardwoods Acquisition 7.500%, 08/01/21 (A)	10,000	8,800
Jaguar Land Rover Automotive 4.125%, 12/15/18 (A)	10,000	10,225
JB Poindexter 9.000%, 04/01/22 (A)	25,000	26,313
LMI Aerospace 7.375%, 07/15/19	15,000	15,300
Manitowoc Foodservice 9.500%, 02/15/24	5,000	5,750
MasTec 4.875%, 03/15/23	30,000	29,663
Meritor 6.750%, 06/15/21	15,000	15,525
6.250%, 02/15/24	5,000	5,026
Moog 5.250%, 12/01/22 (A)	15,000	15,300
MPG Holdco I 7.375%, 10/15/22	25,000	26,875
Navistar International 8.250%, 11/01/21	15,000	15,150
NCI Building Systems 8.250%, 01/15/23 (A)	15,000	16,350
Novelis 5.875%, 09/30/26 (A)	5,000	5,075
Park-Ohio Industries 8.125%, 04/01/21	25,000	25,875
Shape Technologies Group 7.625%, 02/01/20 (A)	15,000	15,375
StandardAero Aviation Holdings 10.000%, 07/15/23 (A)	15,000	15,862
Terex 6.000%, 05/15/21	7,000	7,195
5.625%, 02/01/25 (A)	15,000	15,320
TI Group Automotive Systems 8.750%, 07/15/23 (A)	15,000	16,125
WESCO Distribution 5.375%, 12/15/21	10,000	10,375
Xerium Technologies 9.500%, 08/15/21	15,000	15,112
XPO Logistics 6.500%, 06/15/22 (A)	25,000	26,062
Zachry Holdings 7.500%, 02/01/20 (A)	5,000	5,162
Zekelman Industries 9.875%, 06/15/23 (A)	12,000	13,560

		644,527

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE INVESTMENT TRUST — 1.9%
Communications Sales & Leasing 8.250%, 10/15/23	$10,000	$10,850
CyrusOne 6.375%, 11/15/22	10,000	10,550
ESH Hospitality 5.250%, 05/01/25 (A)	15,000	15,056
GEO Group 5.875%, 10/15/24	5,000	5,044
GLP Capital 5.375%, 04/15/26	5,000	5,213
iStar 6.500%, 07/01/21	15,000	15,600
Kennedy-Wilson 5.875%, 04/01/24	20,000	20,657
RHP Hotel Properties 5.000%, 04/15/23	5,000	5,050

		88,020

TECHNOLOGY — 9.6%
Advanced Micro Devices 7.000%, 07/01/24	10,000	10,387
Amkor Technology 6.625%, 06/01/21	20,000	20,414
Anixter 5.625%, 05/01/19	15,000	15,762
BMC Software 7.250%, 06/01/18	5,000	5,050
BMC Software Finance 8.125%, 07/15/21 (A)	5,000	4,825
Change Healthcare Holdings 6.000%, 02/15/21 (A)	10,000	10,575
Diamond 1 Finance 7.125%, 06/15/24 (A)	15,000	16,423
First Data 7.000%, 12/01/23 (A)	25,000	26,513
General Cable 5.750%, 10/01/22	20,000	19,850
Genesys Telecommunications Laboratories 10.000%, 11/30/24 (A)	7,000	7,560
Harland Clarke Holdings 9.250%, 03/01/21 (A)	5,000	4,594
Inception Merger Sub/Rackspace Hosting 8.625%, 11/15/24 (A)	5,000	5,187
Infor Software Parent 7.125% cash/7.875% PIK, 05/01/21 (A)	20,000	20,550
Infor US 6.500%, 05/15/22	10,000	10,263
j2 Cloud Services 8.000%, 08/01/20	10,000	10,425
Kemet 10.500%, 05/01/18	10,000	10,025
Leidos 5.500%, 07/01/33	10,000	9,053

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY — continued
Match Group 6.375%, 06/01/24	$5,000	$5,363
Micron Technology 7.500%, 09/15/23 (A)	20,000	22,200
5.500%, 02/01/25	5,000	5,025
Microsemi 9.125%, 04/15/23 (A)	10,000	11,600
MSCI 4.750%, 08/01/26 (A)	15,000	14,925
NCR 4.625%, 02/15/21	10,000	10,200
Nuance Communications 5.625%, 12/15/26 (A)	5,000	4,994
PTC 6.000%, 05/15/24	5,000	5,325
Qorvo 7.000%, 12/01/25	10,000	11,050
6.750%, 12/01/23	5,000	5,450
RP Crown Parent 7.375%, 10/15/24 (A)	5,000	5,250
Sensata Technologies 5.625%, 11/01/24 (A)	15,000	15,741
Sensata Technologies UK Financing 6.250%, 02/15/26 (A)	5,000	5,362
Sophia 9.000%, 09/30/23 (A)	25,000	26,500
TIBCO Software 11.375%, 12/01/21 (A)	15,000	16,500
Western Digital 10.500%, 04/01/24 (A)	15,000	17,662
7.375%, 04/01/23 (A)	10,000	11,000
WEX 4.750%, 02/01/23 (A)	20,000	19,825
Zebra Technologies 7.250%, 10/15/22	15,000	16,163

		437,591

UTILITIES — 8.5%
Calpine 7.875%, 01/15/23 (A)	2,000	2,085
5.500%, 02/01/24	10,000	9,750
CenturyLink 7.500%, 04/01/24	5,000	5,294
5.625%, 04/01/25	27,000	25,650
Cincinnati Bell 7.000%, 07/15/24 (A)	10,000	10,562
Cogent Communications Group 5.375%, 03/01/22 (A)	10,000	10,388
Consolidated Communications 6.500%, 10/01/22	10,000	10,025
CPI International 8.750%, 02/15/18	10,000	10,125
Dynegy 8.000%, 01/15/25 (A)	5,000	4,800
7.625%, 11/01/24	5,000	4,762
6.750%, 11/01/19	5,000	5,131

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value
UTILITIES — continued
Frontier Communications 11.000%, 09/15/25	$20,000	$20,225
10.500%, 09/15/22	10,000	10,419
9.000%, 08/15/31	10,000	8,622
7.125%, 01/15/23	5,000	4,475
Inmarsat Finance 6.500%, 10/01/24 (A)	5,000	5,134
4.875%, 05/15/22 (A)	10,000	9,800
Intelsat Jackson Holdings 8.000%, 02/15/24 (A)	5,000	5,188
7.500%, 04/01/21	5,000	3,875
Level 3 Financing 5.375%, 05/01/25	25,000	25,375
NRG Energy 7.875%, 05/15/21	5,000	5,188
7.250%, 05/15/26 (A)	5,000	5,231
6.625%, 01/15/27 (A)	5,000	4,963
SBA Communications 4.875%, 09/01/24 (A)	10,000	9,761
Sprint 7.875%, 09/15/23	30,000	32,775
7.625%, 02/15/25	5,000	5,359
7.125%, 06/15/24	30,000	31,350
Sprint Capital 8.750%, 03/15/32	20,000	22,950
Sprint Communications 9.000%, 11/15/18 (A)	10,000	10,950
T-Mobile USA 6.500%, 01/15/26	25,000	27,469
West 5.375%, 07/15/22 (A)	15,000	14,438
Windstream Services 7.750%, 10/15/20	10,000	10,212
7.500%, 04/01/23	5,000	4,775
Zayo Group 6.000%, 04/01/23	10,000	10,450

		387,556

Total Corporate Obligations (Cost $4,215,283)		4,334,517

COMMON STOCK — 0.5%
ENERGY — 0.4%
Comstock Resources*	221	2,752
Energy XXI Gulf Coast*	192	5,424
EXCO Resources*	3,200	2,141
Halcon Resources*	321	2,709
SandRidge Energy*	108	2,215

		15,241

PRODUCER DURABLES — 0.1%
Meritor *	365	5,267

Total Common Stock (Cost $40,243)		20,508

WARRANTS — 0.0%
	Number of Warrants	Value
Comstock Resources, Expires 06/15/20*	28	$348
Halcon Resources, Expires 09/09/20*	87	194

Total Warrants (Cost $ — )		542

Total Investments — 95.8% (Cost $4,255,526) †		$4,355,567

Percentages are based upon Net Assets of $4,547,198.

*	Non-income producing security.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2017 was $2,173,033 and represents 47.79% of Net Assets.

(B)	Security in default on interest payments.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $4,255,526, and the unrealized appreciation and depreciation were $182,843 and $(82,802), respectively.

MTN – Medium Term Note

PIK – Payment in Kind

The following is a summary of the inputs used as of January 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$4,334,517	$—	$4,334,517
Common Stock	20,508	—	—	20,508
Warrants	194	348	—	542

Total Investments in Securities	$20,702	$4,334,865	$—	$4,355,567

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-017-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 91.2%
	Face Amount(1)		Value
BELGIUM — 1.4%
Nyrstar 4.250%, 09/25/18	EUR	100,000	$105,657

CHINA — 17.3%
Cosmos Boom Investment 0.500%, 06/23/20		200,000	193,000
Ctrip.com International 1.990%, 07/01/25 (A)		175,000	188,563
Kingsoft 1.250%, 04/11/19	HKD	2,000,000	256,093
Vipshop Holdings 1.500%, 03/15/19 (A)		500,000	497,499
YY 2.250%, 04/01/19		150,000	149,344

			1,284,499

HONG KONG — 3.5%
Shine Power International 0.973%, 07/28/19 (B)	HKD	2,000,000	259,057

INDIA — 2.6%
Larsen & Toubro 0.675%, 10/22/19		200,000	193,050

JERSEY — 2.9%
Ensco Jersey Finance 3.000%, 01/31/24 (A) (C)		200,000	218,499

NETHERLANDS — 6.1%
NXP Semiconductors 1.000%, 12/01/19		400,000	453,250

SINGAPORE — 2.3%
CapitaLand 1.850%, 06/19/20	SGD	250,000	169,316

SOUTH KOREA — 2.5%
Hyundai Heavy Industries 0.759%, 06/29/20 (B)		200,000	186,440

UNITED ARAB EMIRATES — 1.3%
Aabar Investments PJSC MTN 0.500%, 03/27/20	EUR	100,000	93,809

UNITED KINGDOM — 15.3%
Carillion Finance Jersey 2.500%, 12/19/19	GBP	200,000	237,008

CONVERTIBLE BONDS — continued
	Face Amount(1)		Value
UNITED KINGDOM — continued
Helical Bar Jersey 4.000%, 06/17/19	GBP	100,000	$123,096
Market Tech Holdings 2.000%, 03/31/20	GBP	200,000	257,891
Premier Oil Finance Jersey MTN 2.500%, 07/27/18		200,000	147,700
PT Jersey 0.500%, 11/19/19	EUR	200,000	251,795
St. Modwen Properties Securities Jersey 2.875%, 03/06/19	GBP	100,000	120,139

			1,137,629

UNITED STATES — 36.0%
AmTrust Financial Services 2.750%, 12/15/44 (A)		150,000	127,031
Brookdale Senior Living 2.750%, 06/15/18		150,000	147,750
Chart Industries 2.000%, 08/01/18		100,000	99,000
Chesapeake Energy 5.500%, 09/15/26 (A) (C)		80,000	85,250
Cobalt International Energy 2.625%, 12/01/19		100,000	37,000
Cowen Group 3.000%, 03/15/19		100,000	98,688
CSG Systems International 4.250%, 03/15/36 (A) (C)		50,000	55,375
Encore Capital Group 3.000%, 11/27/17 (A)		100,000	111,063
Fluidigm 2.750%, 02/01/34 (A)		150,000	97,594
Immunomedics 4.750%, 02/15/20 (A)		150,000	163,312
Insulet 2.000%, 06/15/19 (A)		150,000	166,875
M/I Homes Inc 3.000%, 03/01/18		150,000	152,813
Microchip Technology 1.625%, 02/15/25 (A)		150,000	203,155
Old Republic International 3.750%, 03/15/18 (A)		150,000	203,156
PDL BioPharma 4.000%, 02/01/18		70,000	67,856
2.750%, 12/01/21		75,000	65,203
PTC Therapeutics 3.000%, 08/15/22 (A)		50,000	34,656
Restoration Hardware Holdings 8.790%, 06/15/19 (B) (C)		100,000	84,313
salesforce.com 0.250%, 04/01/18 (A)		150,000	189,563
SolarCity 2.750%, 11/01/18		50,000	47,531

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2017 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount(1)/ Shares	Value
UNITED STATES — continued
Stillwater Mining 1.750%, 10/15/32 (A)	100,000	$131,688
Titan Machinery 3.750%, 05/01/19	100,000	90,375
Toll Brothers Finance 0.500%, 09/15/32	50,000	49,250
Weatherford International 5.875%, 07/01/21 (A)	160,000	179,100

		2,687,597

Total Convertible Bonds (Cost $6,747,455)		6,788,803

COMMON STOCK — 0.6%
ISRAEL — 0.6%
Teva Pharmaceutical Industries ADR (A)	1,230	41,119

(Cost $45,783)		41,119

SHORT-TERM INVESTMENT — 5.8%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (D) (Cost $431,832)	431,832	431,832

Total Investments — 97.6% (Cost $7,225,070) †		$7,261,754

SCHEDULE OF SECURITIES SOLD SHORT CONVERTIBLE BOND — (1.4)%
UNITED STATES — (1.4)%
Teva Pharmaceutical Finance	(100,000)	(105,938)

(Proceeds $110,687)		(105,938)

COMMON STOCK — (16.9)%
CHINA — (1.0)%
Ctrip.com International ADR*	(1,000)	(43,210)
Vipshop Holdings ADR*	(2,750)	(31,130)

		(74,340)

UNITED KINGDOM — (2.0)%
Playtech	(14,500)	(151,218)

UNITED STATES — (13.9)%
AmTrust Financial Services	(2,500)	(65,975)
Chesapeake Energy*	(7,375)	(47,569)
CSG Systems International	(600)	(29,040)
Encore Capital Group*	(1,890)	(58,496)
Ensco, Cl A	(11,450)	(125,033)
Fluidigm*	(2,150)	(13,610)

COMMON STOCK — continued
	Shares/ Contracts	Value
UNITED STATES — continued
Immunomedics*	(11,600)	$(52,200)
Insulet*	(1,465)	(60,944)
Microchip Technology	(2,370)	(159,620)
Old Republic International	(8,250)	(171,599)
PDL BioPharma*	(9,800)	(21,560)
PTC Therapeutics*	(710)	(9,301)
salesforce.com*	(1,770)	(140,007)
Weatherford International*	(14,620)	(76,170)

		(1,031,124)

Total Common Stock (Proceeds $1,203,305)		(1,256,682)

Total Securities Sold Short — (18.3)% (Proceeds $1,313,992)		$(1,362,620)

PURCHASED OPTIONS (E) — 0.4%
UNITED STATES — 0.4%
CBOE Volatility Index, Call Option, Expires 05/20/17, Strike Price $20.00*	200	34,000
iShares MSCI Emerging Markets ETF, Put Option, Expires 02/18/17, Strike Price $35.00*	115	920

Total Purchased Options (Cost $55,700)		$34,920

WRITTEN OPTIONS (E) — (0.2)%
CHINA — (0.0)%
Ctrip.com International, Call Option, Expires 03/18/17, Strike Price $46.00	(15)	(1,125)
Vipshop Holdings, Put Option, Expires 02/18/17, Strike Price $11.00	(25)	(875)
UNITED STATES — (0.2)%
CBOE Volatility Index, Call Option, Expires 05/20/17, Strike Price $28.00*	(200)	(15,000)

Total Written Options (Premiums Received $22,205)		$(17,000)

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2017 (Unaudited)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive	Unrealized Appreciation
US Bank	2/24/17	EUR	280,000	USD300,607	$(1,903)
US Bank	2/24/17	GBP	594,000	USD746,503	(1,037)
US Bank	2/24/17	HKD	4,000,000	USD515,802	133
US Bank	2/24/17	SGD	240,000	USD169,073	(1,253)

					$(4,060)

For the period ended January 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based upon Net Assets of 7,442,386.

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

(A)	All or portion of the shares have been committed as collateral for open short positions

(B)	Zero coupon security.

(C)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2017 was $443,437 and represents 5.96% of Net Assets.

(D)	The rate reported is the 7-day effective yield as of January 31, 2017.

(E)	For the period ended January 31, 2017, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity of the derivative type during the period.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $7,225,070, and the unrealized appreciation and depreciation were $235,828 and $(199,144), respectively.

ADR – American Depositary Receipt

CBOE – Chicago Board Options Exchange

Cl – Class

EUR – Euro Currency

GBP – British Pound

HKD – Hong Kong Dollar

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

PJSC – Private Joint Stock Company

S&P – Standard & Poor’s

SGD – Singapore Dollar

USD – United States Dollar

The following is a summary of the inputs used as of January 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$6,788,803	$—	$6,788,803
Common Stock	41,119	—	—	41,119
Short-Term Investment	431,832	—	—	431,832

Total Investments in Securities	$472,951	$6,788,803	$—	$7,261,754

Securities Sold Short	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$(105,938)	$—	$(105,938)
Common Stock	(1,256,682)	—	—	(1,256,682)

Total securities sold short	$(1,256,682)	$(105,938)	$—	$(1,362,620)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$34,920	$—	$—	$34,920
Written Options	(17,000)	—	—	(17,000)
Forwards Contracts*
Appreciation	—	133	—	133
Depreciation	—	(4,193)	—	(4,193)

Total Other Financial Instruments	$17,920	$(4,060)	$—	$13,860

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-019-0400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 93.4%
	Face Amount(1)		Value
CHINA — 9.1%
Baosteel Hong Kong Investment 0.000%, 12/01/18 (A)		200,000	$200,100
Crotona Asset 4.000%, 04/14/19		200,000	215,750
Ctrip.com International 1.000%, 07/01/20		100,000	105,313

			521,163

FRANCE — 4.4%
BIM SAS 2.500%, 11/13/20	EUR	90,080	112,873
TechnipFMC 0.875%, 01/25/21	EUR	100,000	140,984

			253,857

GERMANY — 2.3%
SAF-Holland 1.000%, 09/12/20	EUR	100,000	134,398

HUNGARY — 2.2%
Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	EUR	100,000	126,707

INDIA — 3.4%
Larsen & Toubro 0.675%, 10/22/19		200,000	193,050

ISRAEL — 2.0%
Nice Systems 1.250%, 01/15/24 (B)		110,000	117,288

ITALY — 4.1%
Beni Stabili SIIQ 2.625%, 04/17/19	EUR	100,000	113,078
Prysmian 1.250%, 03/08/18	EUR	100,000	123,010

			236,088

JAPAN — 9.1%
Kureha 0.000%, 03/14/18 (A)	JPY	20,000,000	205,473
Nipro 0.000%, 01/29/21 (A)	JPY	10,000,000	96,205
Suzuki Motor 0.000%, 03/31/21 (A)	JPY	10,000,000	108,383
Teijin 0.000%, 12/12/18 (A)	JPY	10,000,000	108,272

			518,333

CONVERTIBLE BONDS — continued
	Face Amount(1)		Value
JERSEY — 3.3%
Ensco Jersey Finance 3.000%, 01/31/24 (B)		50,000	$54,625
Great Portland Estates Capital Jersey 1.000%, 09/10/18	GBP	100,000	131,776

			186,401

MEXICO — 2.1%
Cemex 3.750%, 03/15/18		100,000	119,125

NETHERLANDS — 4.0%
QIAGEN 0.375%, 03/19/19		200,000	227,400

PHILIPPINES — 3.6%
AYC Finance 0.500%, 05/02/19		200,000	207,250

UNITED KINGDOM — 2.2%
PT Jersey 0.500%, 11/19/19	EUR	100,000	125,897

UNITED STATES — 41.6%
Akamai Technologies 0.000%, 02/15/19 (A)		110,000	115,293
BioMarin Pharmaceutical 1.500%, 10/15/20		40,000	48,200
CalAtlantic Group 1.625%, 05/15/18		40,000	48,625
Chesapeake Energy 5.500%, 09/15/26 (B)		85,000	90,578
Cowen Group 3.000%, 03/15/19		110,000	108,556
CSG Systems International 4.250%, 03/15/36 (B)		70,000	77,525
Electronics For Imaging 0.750%, 09/01/19		135,000	141,328
Empire State Realty OP 2.625%, 08/15/19 (B)		80,000	90,900
Hologic 2.000%, 03/01/42		70,000	95,638
Illumina 0.500%, 06/15/21		25,000	25,719
Immunomedics 4.750%, 02/15/20		25,000	27,219
j2 Global 3.250%, 06/15/29		45,000	60,947
Liberty Interactive 1.750%, 09/30/46 (B)		105,000	117,797
Medicines 2.750%, 07/15/23 (B)		120,000	120,525

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JANUARY 31, 2017 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount(1)/ Shares		Value
UNITED STATES — continued
Microchip Technology 1.625%, 02/15/25		110,000	$148,981
Molina Healthcare 1.625%, 08/15/44		40,000	46,400
Nevro 1.750%, 06/01/21		20,000	23,550
NuVasive 2.250%, 03/15/21 (B)		45,000	59,231
Priceline Group 0.350%, 06/15/20		60,000	79,913
PTC Therapeutics 3.000%, 08/15/22		15,000	10,397
RPM International 2.250%, 12/15/20		55,000	64,213
salesforce.com 0.250%, 04/01/18		90,000	113,738
ServiceNow 0.000%, 11/01/18 (A)		85,000	112,784
SunPower 4.000%, 01/15/23		50,000	36,313
Teradyne 1.250%, 12/15/23 (B)		100,000	112,875
Trinity Industries 3.875%, 06/01/36		35,000	43,859
Weatherford International 5.875%, 07/01/21		85,000	95,147
WebMD Health 2.500%, 01/31/18		75,000	76,969
Wright Medical Group 2.000%, 02/15/20		175,000	189,983

			2,383,203

Total Convertible Bonds (Cost $5,271,308)			5,350,160

SOVEREIGN DEBT — 2.0%
PORTUGAL — 2.0%
Parpublica - Participacoes Publicas SGPS (Cost $112,356)	EUR	100,000	112,808

SHORT-TERM INVESTMENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F, 0.420% (C) (Cost $171,569)		171,569	171,569

Total Investments — 98.4% (Cost $5,555,233) †			$5,634,537

Percentages are based upon Net Assets of $5,724,752.
(1)	In U.S. Dollars unless otherwise indicated.

(A)	Zero coupon security.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2017 was $841,344 and represents 14.69% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $5,555,233, and the unrealized appreciation and depreciation were $173,430 and ($94,126), respectively.

Cl – Class

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

MTN – Medium Term Note

SGD – Singapore Dollar

The following is a summary of the inputs used as of January 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$5,350,160	$—	$5,350,160
Sovereign Debt	—	112,808	—	112,808
Short-Term Investment	171,569	—	—	171,569

Total Investments in Securities	$171,569	$5,462,968	$—	$5,634,537

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-020-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017